UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  4/30

Date of reporting period:  1/31/17

Item 1. Schedule of Investments.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Statement of Investments, January 31, 2017 (unaudited)
	Principal
	Amount	Value

Municipal Bonds 99.3%
Alabama 1.6%
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%, 9/01/42	$14,300,000	$15,712,268
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40.	6,000,000	6,790,800
Alabama State Public Health Care Authority Lease Revenue, Department of Public Health Facilities,
Refunding, 5.00%, 9/01/44	17,085,000	18,573,445
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	20,000,000	22,067,000
Birmingham Water Works Board Water Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.125%, 1/01/34.	5,600,000	6,007,344
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/39	5,000,000	5,375,500
Series B, 5.00%, 1/01/38	3,500,000	3,840,725
Series B, 5.00%, 1/01/43	8,000,000	8,733,680
Subordinate, Refunding, Series B, 5.00%, 1/01/43	10,000,000	11,087,600
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30	5,250,000	5,738,145
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37	5,000,000	5,429,750
Chilton County Health Care Authority Limited Obligation Sales Tax Revenue, Chilton County Hospital
Project, Series A, 5.00%, 11/01/40	8,425,000	8,750,879
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18, Series B,
5.50%, 9/01/33.	18,500,000	19,592,610
Leeds Public Educational Building Authority Educational Facilities Revenue,
Assured Guaranty, 5.125%, 4/01/38	7,805,000	8,066,858
Assured Guaranty, Pre-Refunded, 5.125%, 4/01/38	3,060,000	3,204,952
Limestone County Water and Sewer Authority Water Revenue, BAM Insured, 5.00%, 12/01/45	10,500,000	11,497,710
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	11,300,000	12,573,736
Phenix City Water and Sewer Revenue,
wts., Refunding, Series A, BAM Insured, 5.00%, 8/15/27	2,900,000	3,321,370
wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,812,761
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student
Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, Pre-
Refunded, 6.75%, 7/01/38	15,000,000	16,194,300
		201,371,433
Alaska 0.8%
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured, 6.25%,
7/01/21	5,000	5,023
Alaska Municipal Bond Bank Authority Revenue,
Refunding, Series 3, 5.25%, 10/01/36	16,045,000	18,131,973
Refunding, Series 3, 5.00%, 10/01/39	12,950,000	14,221,560
Alaska State Industrial Development and Export Authority Revenue, Providence Health and Services,
Series A, 5.00%, 10/01/40	10,000,000	10,586,500
Alaska State International Airports Revenue, Series C, 5.00%, 10/01/33	12,565,000	13,825,898
Anchorage Electric Revenue, senior lien, Refunding, Series A, 5.00%, 12/01/41	8,875,000	9,959,969
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured
Guaranty, Pre-Refunded, 6.00%, 9/01/32	30,000,000	33,570,900
		100,301,823
Arizona 2.7%
Arizona Board of Regents Arizona State University System Revenue, Series C, 5.00%, 7/01/42	9,000,000	10,189,980
Arizona Board of Regents University of Arizona Revenue, Stimulus Plan for Economic and Educational
Development, 5.00%, 8/01/44	10,000,000	11,078,600
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/26.	8,500,000	9,309,625
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/27.	14,440,000	15,709,854
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/28.	10,000,000	10,947,000

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Arizona State COP, (continued)
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/29.	$5,000,000	$5,427,400
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	8,798,560
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%, 7/01/27	15,000,000	16,323,900
Glendale Municipal Property Corp. Excise Tax Revenue, Subordinate, Refunding, Series C, 5.00%,
7/01/38	15,500,000	17,096,655
Lake Havasu Wastewater System Revenue, senior lien, Refunding, Series B, AGMC Insured, 5.00%,
7/01/40	15,000,000	16,789,050
Maricopa County IDA Senior Living Facilities Revenue, Christian Care Retirement Apartments Inc.
Project, Refunding, Series A, 5.00%, 1/01/36.	5,000,000	5,259,200
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	10,984,300
Mesa Utility Systems Revenue, 4.00%, 7/01/36	19,000,000	19,816,620
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	24,000,000	26,080,800
senior lien, Series A, 5.00%, 7/01/33.	28,000,000	29,316,560
Phoenix Civic Improvement Corp. Distribution Revenue,
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/32	6,000,000	7,347,180
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/34	5,000,000	6,140,200
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/35	9,860,000	12,274,418
Phoenix Civic Improvement Corp. Water System Revenue,
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/32	21,095,000	22,988,909
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/34	10,000,000	10,897,800
Pima County IDA Lease Revenue, Clark County Detention Facility Project, 5.00%, 9/01/39.	20,000,000	20,658,000
Pima County Sewer System Revenue, Obligations, AGMC Insured, Pre-Refunded, 5.00%, 7/01/25	7,000,000	7,829,010
Pinal County Electrical District No. 3 Electric System Revenue, Pre-Refunded, 5.25%, 7/01/36	10,000,000	11,539,200
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River
Project, Series A, Pre-Refunded, 5.00%, 1/01/38	10,000,000	10,369,300
Tucson Water System Revenue, Series B, AGMC Insured, Pre-Refunded, 5.00%, 7/01/32	12,000,000	12,202,800
		335,374,921
Arkansas 0.2%
Benton Regional Public Water Authority Water Revenue, Refunding and Improvement, XLCA Insured,
Pre-Refunded, 5.00%, 10/01/35	5,230,000	5,363,208
University of Arkansas Revenue,
Athletic Facilities, Fayetteville Campus, Series A, 5.00%, 9/15/36	8,330,000	9,555,010
Various Facilities, Fayetteville Campus, Series B, 5.00%, 11/01/37	3,100,000	3,506,286
Various Facilities, Fayetteville Campus, Series B, 5.00%, 11/01/42	9,360,000	10,454,278
		28,878,782
California 12.1%
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/28	24,000,000	25,961,040
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/34	20,250,000	21,192,030
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/34	9,530,000	10,308,696
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/39	14,000,000	14,651,280
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.50%, 4/01/43	30,000,000	31,568,400
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic
Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	30,422,875
California State Economic Recovery GO, Series A, Pre-Refunded, 5.25%, 7/01/21	28,580,000	31,351,117
California State Educational Facilities Authority Revenue, Carnegie Institution of Washington,
Refunding, Series A, 5.00%, 7/01/40	24,525,000	26,955,918

|2

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State GO,
Refunding, NATL Insured, 5.00%, 10/01/32	$20,000	$20,062
Various Purpose, 6.00%, 5/01/18	370,000	374,803
Various Purpose, 5.90%, 4/01/23	1,200,000	1,209,456
Various Purpose, 5.00%, 10/01/29	15,000,000	16,306,800
Various Purpose, 6.00%, 4/01/38	100,000,000	110,366,000
Various Purpose, 6.00%, 11/01/39	25,000,000	28,266,000
Various Purpose, 5.25%, 11/01/40	50,000,000	55,929,000
Various Purpose, AGMC Insured, 6.00%, 4/01/38	30,000,000	33,109,800
Various Purpose, FGIC Insured, 6.00%, 5/01/20.	850,000	860,506
Various Purpose, Refunding, 5.25%, 3/01/30	30,000,000	33,285,000
Various Purpose, Refunding, 6.00%, 3/01/33	12,000,000	13,606,440
Various Purpose, Refunding, 5.25%, 3/01/38	20,000,000	20,803,000
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	27,670,000
California State Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,672,450
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,983,840
California State Public Works Board Lease Revenue,
Department of Education, Riverside Campus Project, Series B, 6.125%, 4/01/28	2,740,000	3,000,410
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded,
6.00%, 4/01/27	3,980,000	4,394,398
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded,
6.125%, 4/01/29	5,000,000	5,533,900
Various Capital Projects, Series A, 5.00%, 4/01/30	18,000,000	20,286,540
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	13,982,354
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/28.	13,030,000	14,780,059
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/29.	21,000,000	23,754,780
Various Capital Projects, Series G, Subseries G-1, Assured Guaranty, 5.25%, 10/01/24	5,000,000	5,465,250
Various Capital Projects, Series I, Pre-Refunded, 6.125%, 11/01/29	29,300,000	33,166,721
California State University Revenue, Systemwide, Series A, AGMC Insured, Pre-Refunded, 5.00%,
11/01/39	10,000,000	10,497,100
California Statewide CDA, PCR, Refunding, 4.50%, 9/01/29	14,830,000	16,082,393
California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 3/01/37	9,860,000	10,281,121
St. Joseph Health System, Series B, FGIC Insured, Pre-Refunded, 5.75%, 7/01/47	5,000,000	5,335,550
St. Joseph Health System, Series E, AGMC Insured, Pre-Refunded, 5.25%, 7/01/47	10,000,000	10,601,200
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured
Guaranty, Pre-Refunded, 5.375%, 8/01/34.	25,000,000	27,544,500
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, zero cpn.,
8/01/39	7,500,000	2,871,150
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, zero cpn.
to 8/01/17, 6.20% thereafter, 8/01/29	3,250,000	4,188,665
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, zero cpn.
to 8/01/17, 6.80% thereafter, 8/01/39	8,500,000	11,071,760
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, Pre-
Refunded, 5.25%, 8/01/35	23,800,000	26,149,298
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter,
1/15/30	15,475,000	13,113,824
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	20,000,000	16,159,000
Refunding, Series A, 5.75%, 1/15/46	25,000,000	28,327,750
Refunding, Series A, 6.00%, 1/15/49	20,000,000	22,901,400

|3

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation,
Election of 2002, Series D, Pre-Refunded, zero cpn., 8/01/39	$45,000,000	$10,092,150
Jefferson UHSD San Mateo County GO,
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/35	10,500,000	3,095,820
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/40	10,000,000	1,947,200
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/41	13,590,000	2,433,425
Los Angeles Community College District GO, Election of 2008, Series C, Pre-Refunded, 5.25%,
8/01/39	30,000,000	33,881,700
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	25,485,000	28,038,852
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	50,000,000	55,010,500
Los Angeles Department of Water and Power Revenue, Power System, Series B, 5.00%, 7/01/31	20,000,000	23,318,000
Los Angeles USD,
GO, Election of 2002, Series B, AMBAC Insured, Pre-Refunded, 4.50%, 7/01/31	28,745,000	29,176,750
GO, Election of 2004, Series H, AGMC Insured, Pre-Refunded, 5.00%, 7/01/32	32,565,000	33,120,885
GO, Series KRY, 5.25%, 7/01/34	36,625,000	40,889,981
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/34 .	5,000,000	5,493,550
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	16,886,375
New Haven USD,
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/31	2,055,000	1,204,456
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/32	7,830,000	4,382,999
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/33	7,660,000	4,083,699
Placentia-Yorba Linda USD, GO, Orange County, Election of 2008, Series A, Pre-Refunded, 5.25%,
8/01/32	24,490,000	26,026,258
Pomona USD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded,
5.00%, 8/01/29.	5,585,000	6,102,115
Rialto USD, GO, San Bernardino County, Capital Appreciation, Series A, AGMC Insured, zero cpn.,
8/01/36	20,000,000	9,102,600
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured
Guaranty, 5.75%, 8/01/29	13,315,000	14,612,813
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/33	16,355,000	17,138,568
San Diego Public Facilities Financing Authority Water Revenue, Series B, Pre-Refunded, 5.375%,
8/01/34	15,000,000	16,526,700
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/31 .	10,000,000	10,769,800
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, senior lien, ETM, zero cpn., 1/01/23	7,000,000	6,226,780
senior lien, Refunding, Series A, 5.00%, 1/15/34	50,000,000	54,190,000
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Refunding, Series D, Assured
Guaranty, 5.00%, 8/01/22	10,000,000	10,190,800
San Mateo UHSD,
GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70%
thereafter, 9/01/41	20,000,000	15,446,600
GO, Capital Appreciation, Election of 2010, Series A, zero cpn. to 9/01/28, 6.45% thereafter,
9/01/33	6,065,000	4,386,875
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn.
to 8/01/26, 6.625% thereafter, 8/01/42.	50,000,000	41,475,500
Santa Ana USD,
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero
cpn., 8/01/35	10,000,000	4,652,900
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero
cpn., 8/01/36	18,865,000	8,326,068
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero
cpn., 8/01/37	10,000,000	4,206,700

|4

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Santa Clara County GO, Election of 2008, Series A, 5.00%, 8/01/34	$25,000,000	$27,044,750
Upland USD, GO, San Bernardino County, Election of 2008, Series B, Pre-Refunded, zero cpn.,
8/01/39	50,075,000	13,404,076
Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39	3,000,000	3,216,360
West Contra Costa USD,
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/29	10,000,000	6,340,600
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/30	20,845,000	12,626,025
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/31	20,000,000	11,523,800
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/32	10,730,000	5,879,933
Whittier UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, Series A,
zero cpn., 8/01/34	20,000,000	7,452,800
		1,508,289,399
Colorado 2.5%
Aurora Water Improvement Revenue,
first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/32	10,000,000	10,200,300
first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/36	41,235,000	42,060,937
first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/39	26,930,000	27,469,408
Colorado Health Facilities Authority Revenue, Hospital, Adventist Health System Sunbelt Obligated
Group, Refunding, Series A, 5.00%, 11/15/41	30,505,000	33,772,085
Colorado State Board of Governors University Enterprise System Revenue,
Series A, AGMC Insured, 5.00%, 3/01/37	10,000,000	10,032,800
Series A, NATL Insured, 5.00%, 3/01/37	3,050,000	3,060,004
Series A, NATL Insured, Pre-Refunded, 5.00%, 3/01/37	16,950,000	17,005,596
Colorado State Health Facilities Authority Revenue,
Catholic Health Initiatives, Series C-7, AGMC Insured, Pre-Refunded, 5.00%, 9/01/36	20,000,000	20,981,600
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/41	10,000,000	10,934,500
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/44	5,000,000	5,456,600
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45 .	10,000,000	10,520,800
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	20,000,000	21,304,200
Valley View Hospital Assn. Project, Refunding, 5.50%, 5/15/28	5,000,000	5,203,600
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	7,000,000	7,252,770
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,
Pre-Refunded, 5.50%, 11/01/27	10,000,000	10,756,200
Denver City and County Airport System Revenue,
Series C, NATL Insured, ETM, 6.125%, 11/15/25	3,590,000	4,466,893
Series C, NATL Insured, Pre-Refunded, 6.125%, 11/15/25	4,410,000	4,430,330
Subordinate, Series B, 5.25%, 11/15/33	16,405,000	18,828,019
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported, Improvement,
Assured Guaranty, Pre-Refunded, 6.25%, 12/01/30	6,000,000	6,816,480
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	26,729,800
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/32	10,000,000	11,514,500
University of Colorado Enterprise Revenue, Series A, Pre-Refunded, 5.375%, 6/01/32.	3,500,000	3,830,995
		312,628,417
Connecticut 0.1%
Connecticut State GO, Series B, 5.00%, 6/15/35	7,000,000	7,681,030
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities Program,
Series G, Assured Guaranty, Pre-Refunded, 6.00%, 7/01/38	5,000,000	5,345,700
		13,026,730

|5

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
District of Columbia 2.6%
District of Columbia Ballpark Revenue,
Series B-1, BHAC Insured, 5.00%, 2/01/24	$12,120,000	$12,167,026
Series B-1, BHAC Insured, 5.00%, 2/01/25	7,000,000	7,027,090
Series B-1, BHAC Insured, 5.00%, 2/01/26	9,950,000	9,988,407
District of Columbia Hospital Revenue,
Children’s Hospital Obligated Group Issue, Refunding, 5.00%, 7/15/40	6,830,000	7,544,964
Children’s Hospital Obligated Group Issue, SubSeries 1, AGMC Insured, Pre-Refunded, 5.45%,
7/15/35	41,240,000	43,448,402
District of Columbia Income Tax Secured Revenue,
Refunding, Series A, 5.00%, 12/01/31	10,000,000	10,977,900
Series A, 5.25%, 12/01/34	11,000,000	12,051,050
District of Columbia Revenue,
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	15,000,000	16,471,050
Deed Tax, Housing Production Trust Fund, New Communities Project, Series A, NATL Insured,
5.00%, 6/01/32	5,000,000	5,056,200
Georgetown University Issue, Growth and Income Securities, AMBAC Insured, zero cpn. to
4/01/18, 5.00% thereafter, 4/01/32.	15,370,000	15,546,294
Medlantic/Helix Issue, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/15/38	20,000,000	20,432,000
National Academy of Sciences Project, Series A, 5.00%, 4/01/35.	10,905,000	11,940,648
National Academy of Sciences Project, Series A, 5.00%, 4/01/40.	16,960,000	18,505,226
National Public Radio Inc. Issue, Pre-Refunded, 5.00%, 4/01/35	7,750,000	8,599,477
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, 6.50%, 5/15/33	34,180,000	39,385,956
District of Columbia University Revenue, Georgetown University Issue, Series D, Pre-Refunded, 5.50%,
4/01/36	5,000,000	5,361,050
District of Columbia Water and Sewer Authority Public Utility Revenue, senior lien, Series A, Pre-
Refunded, 6.00%, 10/01/35	8,000,000	8,650,240
Metropolitan Washington Airports Authority Airport System Revenue,
Refunding, Series A, 5.375%, 10/01/29	5,000,000	5,286,450
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,525,950
Refunding, Series C, 5.25%, 10/01/27	10,745,000	11,418,926
Series A, 5.00%, 10/01/39	5,000,000	5,509,200
Series C, 5.00%, 10/01/26	10,235,000	10,836,818
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second
lien, Series C, Assured Guaranty, 6.50%, 10/01/41	25,000,000	31,856,000
		323,586,324
Florida 6.5%
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B,
Pre-Refunded, 7.00%, 4/01/39	6,500,000	7,292,805
Brevard County Local Option Fuel Tax Revenue,
NATL Insured, Pre-Refunded, 5.00%, 8/01/32	12,440,000	12,692,283
NATL Insured, Pre-Refunded, 5.00%, 8/01/37	25,245,000	25,756,969
Broward County HFAR,
MFH, Heron Pointe Apartments Project, Series A, 5.65%, 11/01/22	400,000	401,472
MFH, Heron Pointe Apartments Project, Series A, 5.70%, 11/01/29	225,000	225,763
Broward County Water and Sewer Utility Revenue, Series A, Pre-Refunded, 5.25%, 10/01/34.	8,800,000	9,399,368
Cape Coral Water and Sewer Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/42.	21,510,000	23,702,084
Celebration CDD Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19	40,000	40,154
Citizens Property Insurance Corp. Revenue,
Costal Account, senior secured, Series A-1, 5.00%, 6/01/20	20,000,000	22,174,200
High-Risk Account, senior secured, Series A-1, 5.25%, 6/01/17	24,250,000	24,601,382
High-Risk Account, senior secured, Series A-1, 5.50%, 6/01/17	10,000,000	10,153,100
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	25,423,500

|6

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Clearwater City Water and Sewer Revenue, Series A, 5.25%, 12/01/39	$7,000,000	$7,689,220
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, AGMC Insured, 5.75%, 9/01/29	1,890,000	1,897,447
Deltona Utility System Revenue, Refunding, AGMC Insured, 5.125%, 10/01/39	5,000,000	5,569,900
Florida Gulf Coast University FICO Capital Improvement Revenue, Housing Project, Series A, NATL
Insured, 5.00%, 2/01/37	10,000,000	10,013,700
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D, 6.00%,
6/01/23	17,500,000	21,675,850
Florida State Mid-Bay Bridge Authority Revenue,
Capital Appreciation, Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/23.	5,000,000	3,670,100
Capital Appreciation, Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/24.	3,000,000	2,079,690
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41.	4,750,000	5,422,552
Hillsborough County Aviation Authority Revenue,
Tampa International Airport, Series A, Assured Guaranty, 5.50%, 10/01/38	5,000,000	5,290,700
Tampa International Airport, Subordinated, Refunding, Series B, 5.00%, 10/01/44	10,000,000	11,035,300
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	6,839,755
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%, 7/01/28 .	17,650,000	20,090,112
Indian River County School Board COP, NATL Insured, Pre-Refunded, 5.00%, 7/01/27	16,485,000	16,760,135
Lee Memorial Health System Hospital Revenue,
Series A, AMBAC Insured, 5.00%, 4/01/32.	1,460,000	1,467,271
Series A, AMBAC Insured, 5.00%, 4/01/37.	11,000,000	11,047,850
Martin County Health Facilities Authority Hospital Revenue,
Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,083,328
Martin Memorial Medical Center, AGMC Insured, 5.50%, 11/15/42	3,800,000	4,197,024
Miami Beach RDA Tax Increment Revenue, City Center, Refunding, Series A, AGMC Insured, 5.00%,
2/01/44	12,000,000	13,249,080
Miami Beach Resort Tax Revenue, 5.00%, 9/01/40	11,000,000	12,282,380
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,009,120
Miami-Dade County Aviation Revenue,
Miami International Airport, Hub of the Americas, Refunding, Series A, 5.50%, 10/01/36	20,000,000	21,864,600
Miami International Airport, Hub of the Americas, Refunding, Series A, Assured Guaranty, 5.25%,
10/01/33	8,625,000	9,104,464
Miami International Airport, Hub of the Americas, Series A, Assured Guaranty, Pre-Refunded,
5.25%, 10/01/38	5,640,000	6,009,646
Miami International Airport, Refunding, Series A, Assured Guaranty, 5.25%, 10/01/38	7,360,000	7,753,024
Miami International Airport, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/33	2,375,000	2,530,657
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	11,366,200
Refunding, Series A, 5.00%, 7/01/32	6,375,000	7,173,341
Series A, 5.00%, 7/01/40	30,265,000	32,909,858
Miami-Dade County GO, Building Better Communities Program, Series B-1, Pre-Refunded, 5.75%,
7/01/33	20,000,000	21,327,600
Miami-Dade County School Board COP,
Master Lease Purchase Agreement, Series A, NATL Insured, Pre-Refunded, 5.00%, 5/01/25	5,000,000	5,051,500
Refunding, Series A, 5.00%, 5/01/31	10,000,000	11,221,500
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 2/01/27	10,000,000	10,810,300
Miami-Dade County Special Obligation Revenue,
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	5,670,000
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	5,075,055
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,659,857
Miami-Dade County Transit System Sales Surtax Revenue,
Refunding, 5.00%, 7/01/35.	7,000,000	7,775,250
Refunding, AGMC Insured, 5.00%, 7/01/38	18,845,000	19,705,463
Miami-Dade County Water and Sewer System Revenue, Refunding, Series A, 5.00%, 10/01/42	20,000,000	22,122,400

|7

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/39	$6,000,000	$6,572,280
Hospital, Orlando Health Obligated Group, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32 .	15,780,000	16,570,736
Hospital, Orlando Health Obligated Group, Series B, AGMC Insured, Pre-Refunded, 5.00%,
12/01/32	11,220,000	11,988,346
Presbyterian Retirement Communities, 5.00%, 8/01/47	14,000,000	14,869,540
Orange County School Board COP, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/34	15,000,000	16,553,100
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, second lien, Subordinate,
Series B, Assured Guaranty, 5.50%, 11/01/38	18,490,000	18,991,634
Orlando-Orange County Expressway Authority Revenue,
Series A, 5.00%, 7/01/40	3,005,000	3,287,260
Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/32.	12,000,000	12,202,800
Series A, Pre-Refunded, 5.00%, 7/01/40	1,995,000	2,224,206
Series C, Pre-Refunded, 5.00%, 7/01/40	15,000,000	16,723,350
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, Pre-Refunded, 5.50%,
10/01/28	10,000,000	10,713,500
Pensacola Airport Revenue, Refunding, 6.25%, 10/01/38	16,500,000	17,330,280
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	610,000	611,946
Port St. Lucie Utility System Revenue,
Assured Guaranty, Pre-Refunded, 5.25%, 9/01/35	2,755,000	2,934,213
Refunding, 4.00%, 9/01/33.	4,000,000	4,138,400
Refunding, 4.00%, 9/01/34.	2,500,000	2,574,200
Refunding, 4.00%, 9/01/36.	4,000,000	4,063,640
Refunding, Assured Guaranty, 5.25%, 9/01/35	245,000	259,112
South Broward Hospital District Revenue,
South Broward Hospital District Obligated Group, Pre-Refunded, 5.00%, 5/01/36	12,500,000	13,113,500
South Broward Hospital District Obligated Group, Refunding, 4.75%, 5/01/28	10,000,000	10,076,000
South Lake County Hospital District Revenue, South Lake Hospital Inc., Series A, 6.25%, 4/01/39.	5,735,000	6,160,881
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated
Group, 5.00%, 8/15/32	31,070,000	31,495,348
St. Lucie County Transportation Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/27	5,785,000	5,902,320
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	860,000	950,678
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,212,413
Tallahassee Energy System Revenue, Refunding, NATL Insured, 5.00%, 10/01/37	20,000,000	20,473,200
Tohopekaliga Water Authority Utility System Revenue, Refunding, 5.00%, 10/01/46	5,000,000	5,623,150
Town of Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32.	8,575,000	9,584,449
		807,564,791
Georgia 4.1%
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, AGMC Insured,
5.75%, 6/15/41.	5,550,000	6,249,300
Athens-Clarke County Unified Government Water and Sewerage Revenue, Pre-Refunded, 5.50%,
1/01/38	14,500,000	15,685,810
Atlanta Airport General Revenue,
Refunding, Series C, 6.00%, 1/01/30.	15,000,000	17,313,450
Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	9,969,708
The Atlanta Development Authority Revenue,
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44	3,000,000	3,402,960
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24	6,385,000	7,159,628
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25	6,955,000	7,828,826
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	5,000,000	5,639,100
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27	5,000,000	5,636,800

|8

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/40	$30,000,000	$33,768,900
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	32,809,200
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39.	23,000,000	25,165,450
Series A, Pre-Refunded, 6.25%, 11/01/34	20,000,000	22,677,600
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue,
MGC Real Estate Foundation II LLC Project, 5.00%, 7/01/33	5,000,000	5,229,000
MGC Real Estate Foundation II LLC Project, 5.25%, 7/01/38	10,000,000	10,488,400
Bulloch County Development Authority Student Housing Revenue,
Georgia Southern University Housing Foundation Four LLC Project, Assured Guaranty, 5.25%,
7/01/33	14,825,000	15,581,075
Georgia Southern University Housing Foundation Four LLC Project, Assured Guaranty, 5.375%,
7/01/39	23,075,000	24,232,211
Burke County Development Authority PCR,
Oglethorpe Power Corp. Vogtle Project, Series B, 5.50%, 1/01/33.	15,000,000	15,425,850
Oglethorpe Power Corp. Vogtle Project, Series E, 7.00%, 1/01/23	25,000,000	26,145,750
Cherokee County Water and Sewerage Authority Revenue, NATL Insured, 6.90%, 8/01/18.	15,000	15,071
Clarke County Hospital Authority Revenue, Piedmont Health Care, Refunding, Series A, 5.00%,
7/01/46	21,835,000	23,963,694
Clayton County Development Authority Student Housing and Activity Center Revenue, CSU Foundation
Real Estate I LLC Project, XLCA Insured, 5.00%, 7/01/33	11,125,000	11,281,974
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.50%,
9/01/37	6,450,000	6,894,727
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia Gwinnett
College Foundation LLC Project, 6.00%, 7/01/34	10,000,000	11,013,900
Fayette County Hospital Authority Revenue, Anticipation Certificates, Piedmont Fayette Hospital
Project, Refunding, Series A, 5.00%, 7/01/39.	11,420,000	12,498,162
[a] Gainesville and Hall County Hospital Authority Revenue, Northeast Georgia Health System Inc.
Project, Refunding, Series A, 5.00%, 2/15/45.	9,040,000	9,787,789
Georgia Municipal Electric Authority Revenue, Project One, Subordinated, Refunding, Series A, 5.00%,
1/01/35	3,250,000	3,651,083
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation I LLC Project, Assured Guaranty, Pre-Refunded, 5.625%, 6/15/38	5,000,000	5,310,950
USG Real Estate Foundation I LLC Project, Pre-Refunded, 6.25%, 6/15/40	13,970,000	14,946,923
USG Real Estate Foundation II LLC Project, Series A, 5.50%, 6/15/34	10,000,000	10,865,400
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	3,700,000	3,932,730
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, 5.00%, 6/15/38	6,845,000	7,366,521
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%,
6/15/38	2,405,000	2,687,034
USG Real Estate Foundation III LLC Project, Series A, Pre-Refunded, 5.00%, 6/15/40	1,300,000	1,450,176
Houston County Hospital Authority Revenue, Anticipation Certificates, Houston Healthcare Project,
Pre-Refunded, 5.25%, 10/01/35	10,485,000	10,783,403
Jefferson PBA Revenue, Jackson County Facilities, Series A, XLCA Insured, Pre-Refunded, 5.00%,
3/01/32	6,075,000	6,094,926
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000	5,905,650
Medical Center Hospital Authority Revenue,
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Refunding, AGMC
Insured, 5.00%, 8/01/41	7,500,000	7,971,075
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Refunding, Assured
Guaranty, 6.50%, 8/01/38	10,000,000	10,679,200

|9

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Private Colleges and Universities Authority Revenue,
Emory University, Refunding, Series A, 5.00%, 9/01/41	$10,000,000	$11,282,600
Emory University, Refunding, Series A, 5.00%, 10/01/43	10,000,000	11,321,600
Emory University, Refunding, Series C, 5.25%, 9/01/39	21,000,000	22,888,740
Savannah EDA Revenue, SSU Community Development I LLC Project, Assured Guaranty, 5.75%,
6/15/41	10,000,000	11,246,100
		514,248,446
Hawaii 0.2%
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. Inc.
and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	8,180,925
Honolulu City and County MFHR, Waipahu Towers Project, Series A, GNMA Secured, 6.90%, 6/20/35 .	1,020,000	1,024,886
Honolulu City and County Wastewater System Revenue, First Bond Resolution, Senior Series A,
5.00%, 7/01/38.	10,000,000	11,202,000
		20,407,811
Idaho 0.1%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System Project, Series A, 6.75%,
11/01/37	12,500,000	13,514,625
Illinois 6.2%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn.,
1/01/36	19,000,000	7,253,250
Bourbonnais Industrial Project Revenue,
Olivet Nazarene University Project, 5.00%, 11/01/44	2,000,000	1,970,320
Olivet Nazarene University Project, Assured Guaranty, 5.125%, 11/01/37	5,000,000	5,131,650
Chicago GO, Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	10,637,465
Chicago Midway Airport Revenue,
Refunding, Series B, 5.00%, 1/01/46	18,420,000	19,932,282
Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	18,460,000	21,487,071
Chicago O’Hare International Airport Revenue,
General Airport, senior lien, Series D, 5.25%, 1/01/42	10,000,000	11,223,000
General Airport, senior lien, Series D, 5.00%, 1/01/47	18,000,000	19,614,060
General Airport, third lien, Series A, 5.75%, 1/01/39	5,000,000	5,615,650
General Airport, third lien, Series A, AGMC Insured, Pre-Refunded, 5.00%, 1/01/28	24,915,000	25,823,401
General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/35	39,485,000	42,699,474
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	10,688,100
Chicago Wastewater Transmission Revenue,
Project, second lien, 5.00%, 1/01/42	10,525,000	10,970,628
second lien, Series A, BHAC Insured, 5.50%, 1/01/38	18,000,000	18,524,340
Illinois Health Facilities Authority Revenue,
Loyola University Health System, Series A, NATL Insured, ETM, 5.625%, 7/01/18	2,105,000	2,234,921
South Suburban Hospital, ETM, 7.00%, 2/15/18	1,125,000	1,157,366
Illinois State Finance Authority Revenue,
Alexian Brothers Health System, Series A, AGMC Insured, Pre-Refunded, 5.50%, 1/01/28	45,000,000	47,397,600
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,000,000	17,006,880
Carle Foundation, Refunding, Series A, 5.00%, 2/15/45.	20,000,000	21,238,600
Columbia College, NATL Insured, Pre-Refunded, 5.00%, 12/01/32	15,440,000	15,954,152
Edward Hospital Obligated Group, Series A, AMBAC Insured, Pre-Refunded, 5.50%, 2/01/40	4,000,000	4,178,480
Mercy Health System Obligated Group, Refunding, 5.00%, 12/01/46	40,000,000	41,911,200
Northwest Community Hospital, Refunding, Series A, 5.00%, 7/01/36	7,490,000	8,276,450
Resurrection Health Care, Series B, AGMC Insured, Pre-Refunded, 5.25%, 5/15/29	26,695,000	28,130,657
Riverside Health System, Pre-Refunded, 6.25%, 11/15/35	2,930,000	3,310,490
Riverside Health System, Refunding, 6.25%, 11/15/35	2,070,000	2,300,391

|10

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois (continued)
Illinois State Finance Authority Revenue, (continued)
Roosevelt University Project, Refunding, 6.50%, 4/01/39	$15,000,000	$15,379,950
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.75%,
11/01/28	2,500,000	2,695,275
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.25%,
11/01/35	3,000,000	3,208,530
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	10,000,000	11,039,200
Sherman Health Systems, Series A, Pre-Refunded, 5.50%, 8/01/37	5,000,000	5,112,450
Southern Illinois HealthCare Enterprise Inc., AGMC Insured, 5.375%, 3/01/35	8,500,000	9,219,440
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	16,708,350
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,387,625
Illinois State GO,
5.25%, 7/01/30	16,915,000	17,358,173
5.50%, 7/01/33	5,000,000	5,196,550
5.50%, 7/01/38	20,000,000	20,563,800
AGMC Insured, 5.00%, 3/01/26	4,000,000	4,223,440
AGMC Insured, 5.00%, 3/01/27	11,500,000	12,098,920
AGMC Insured, 5.00%, 9/01/29	9,965,000	9,982,040
Assured Guaranty, 5.25%, 4/01/34	10,000,000	10,187,800
Refunding, 5.00%, 1/01/24.	12,820,000	13,182,806
Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	10,544,700
Illinois State Municipal Electric Agency Power Supply System Revenue, Series A, NATL Insured,
Pre-Refunded, 5.00%, 2/01/35	20,000,000	20,000,000
Illinois State Sales Tax Revenue, Build Illinois, Series B, Pre-Refunded, 5.25%, 6/15/34	15,000,000	16,398,300
Illinois State Toll Highway Authority Toll Highway Revenue, Senior, Refunding, Series A-1, 5.00%,
1/01/31	10,245,000	11,052,408
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured,
5.50%, 6/15/20	6,680,000	6,840,587
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured,
5.55%, 6/15/21	4,215,000	4,317,720
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured,
zero cpn. to 6/14/17, 5.65% thereafter, 6/15/22	27,355,000	30,190,619
Capital Appreciation, McCormick Place Expansion Project, Series B, NATL Insured, ETM, zero
cpn. to 6/14/17, 5.65% thereafter, 6/15/22	2,645,000	3,088,487
Capital Appreciation, McCormick Place Expansion Project, Series B, NATL Insured, Pre-
Refunded, 5.50%, 6/15/20	1,560,000	1,602,026
Capital Appreciation, McCormick Place Expansion Project, Series B, NATL Insured, Pre-
Refunded, 5.55%, 6/15/21	1,785,000	1,833,427
McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	15,000,000	15,510,300
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention
Center, ETM, 7.00%, 7/01/26	12,000,000	15,113,040
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series A,
5.00%, 6/15/42.	5,000,000	5,072,500
Northern Illinois Municipal Power Agency Power Project Revenue, Refunding, Series A, 5.00%,
12/01/41	5,500,000	5,952,320
Railsplitter Tobacco Settlement Authority Revenue, Refunding, 6.00%, 6/01/28	14,530,000	16,545,602
Regional Transportation Authority GO, Cook DuPage Kane Lake McHenry and Will Counties, Series A,
AMBAC Insured, 7.20%, 11/01/20	610,000	678,088
Saline Valley Conservancy District Waterworks Revenue, Saline, Gallatin, Hamilton, Hardin,
Williamson, Pope, Johnson and White Counties, Refunding, Series A, AMBAC Insured, 5.00%,
1/01/41	7,000,000	7,078,050

|11

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois (continued)
Southwestern Illinois Development Authority Revenue,
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/24.	$3,850,000	$3,026,100
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/26.	7,700,000	5,522,979
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding,
AMBAC Insured, 5.125%, 1/01/28	7,135,000	7,210,988
University of Illinois University Revenue,
Auxiliary Facilities System, Refunding, Series A, 5.125%, 4/01/36	2,950,000	3,219,955
Auxiliary Facilities System, Refunding, Series A, 5.25%, 4/01/41	5,000,000	5,473,700
Auxiliary Facilities System, Series A, Pre-Refunded, 5.75%, 4/01/38.	7,000,000	7,675,780
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric Co.
Project, 5.45%, 2/01/23	3,600,000	3,613,572
		776,773,475
Indiana 1.9%
Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health Project, Series A, 5.50%,
2/01/29	9,000,000	9,638,460
Indiana Finance Authority Revenue,
BHI Senior Living, Series A, 5.25%, 11/15/46	5,000,000	5,297,850
Deaconess Health System Obligated Group, Refunding, Series A, 5.00%, 3/01/39	5,000,000	5,403,000
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,806,000
Stadium Project, Refunding, Series A, 5.25%, 2/01/37	10,000,000	11,442,200
Indiana Finance Authority Wastewater Utility Revenue,
CWA Authority Project, first lien, Refunding, Series A, 5.00%, 10/01/39.	30,000,000	33,469,200
CWA Authority Project, first lien, Series A, 5.00%, 10/01/37	5,000,000	5,647,400
CWA Authority Project, first lien, Series A, 5.25%, 10/01/38	12,000,000	13,499,280
CWA Authority Project, first lien, Series A, 4.00%, 10/01/42	22,615,000	23,544,250
Indiana Health and Educational Facility Financing Authority Revenue, Sisters of St. Francis Health
Services Inc. Obligated Group, Series E, AGMC Insured, Pre-Refunded, 5.25%, 5/15/41	3,750,000	3,945,600
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana Inc. Project, Refunding,
Series B, 6.00%, 8/01/39	10,000,000	10,945,500
Indiana State Finance Authority Hospital Revenue, Deaconess Hospital Obligated Group, Series A,
Pre-Refunded, 6.75%, 3/01/39	9,750,000	10,837,808
Indiana State Health and Educational Facility Financing Authority Hospital Revenue,
Community Foundation of Northwest Indiana Obligated Group, Pre-Refunded, 5.50%, 3/01/27	2,860,000	2,870,353
Community Foundation of Northwest Indiana Obligated Group, Refunding, 5.50%, 3/01/27	3,640,000	3,653,322
Indiana State Municipal Power Agency Revenue,
Power Supply System, Refunding, Series A, 4.00%, 1/01/42	5,860,000	5,878,108
Power Supply System, Refunding, Series A, 5.00%, 1/01/42	21,290,000	23,561,217
Power Supply System, Series B, Pre-Refunded, 6.00%, 1/01/39.	4,000,000	4,364,840
Indianapolis Local Public Improvement Bond Bank Revenue,
Pilot Infrastructure Project, Series F, AGMC Insured, 5.00%, 1/01/35	10,000,000	10,791,100
Waterworks Project, Refunding, Series A, Assured Guaranty, 5.50%, 1/01/38	7,030,000	7,521,889
Waterworks Project, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 1/01/38	1,620,000	1,752,484
Indianapolis Water System Revenue, first lien, Refunding, Series B, 5.00%, 10/01/37	15,000,000	16,726,050
Northern Indiana Commuter Transportation District Industrial Revenue, Limited Obligation, 5.00%,
7/01/41	6,000,000	6,660,240
University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, 5.75%, 10/01/28	2,000,000	2,212,580
		233,468,731

|12

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Kansas 0.5%
Butler County USD No. 490 GO, School Building, Series B, BAM Insured, 4.00%, 9/01/43	$10,000,000	$10,313,200
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt
Obligated Group, Refunding, Series C, 5.75%, 11/15/38	6,250,000	6,852,687
Wyandotte County Kansas City Unified Government Utility System Revenue,
Improvement, Refunding, Series A, 5.00%, 9/01/44	3,000,000	3,307,680
Improvement, Series A, 5.00%, 9/01/45	10,000,000	11,017,300
Improvement, Series C, 5.00%, 9/01/41.	5,000,000	5,507,350
Improvement, Series C, 5.00%, 9/01/46.	16,565,000	18,106,208
Series A, BHAC Insured, Pre-Refunded, 5.25%, 9/01/34	5,000,000	5,415,350
		60,519,775
Kentucky 0.9%
Carroll County Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, AMBAC
Insured, 5.75%, 2/01/26	12,500,000	13,122,625
Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, zero cpn., 8/15/17	7,115,000	7,063,345
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/18	8,585,000	8,384,197
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena
Authority Inc., Series A, Subseries A-1, Assured Guaranty, 6.00%, 12/01/38	4,000,000	4,166,560
Kentucky State Municipal Power Agency Power System Revenue,
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/35	7,750,000	8,575,840
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/42	10,000,000	10,909,400
Prairie State Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/32	10,000,000	10,235,700
Prairie State Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/37	10,000,000	10,235,700
Kentucky State Property and Buildings Commission Revenues,
Project No. 90, Pre-Refunded, 5.50%, 11/01/28	13,230,000	14,218,414
Project No. 90, Refunding, 5.50%, 11/01/28	1,770,000	1,891,404
Louisville/Jefferson County Metro Government Revenue,
College, Bellarmine University Project, Refunding and Improvement, Series A, 6.00%, 5/01/33	3,000,000	3,098,520
Health Facilities, Jewish Hospital & St. Mary’s HealthCare Inc. Project, Pre-Refunded, 6.125%,
2/01/37	11,500,000	12,089,950
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/35	7,000,000	7,601,300
		111,592,955
Louisiana 2.4%
East Baton Rouge Sewerage Commission Revenue, Series A, Pre-Refunded, 5.25%, 2/01/39	6,000,000	6,473,760
Lafayette Communications System Revenue,
Refunding, AGMC Insured, 5.00%, 11/01/30	5,000,000	5,620,650
XLCA Insured, Pre-Refunded, 5.25%, 11/01/27	12,485,000	12,879,276
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc., Housing and Parking Project, AGMC Insured, 5.00%, 10/01/25	5,500,000	6,108,355
Ragin’ Cajun Facilities Inc., Housing and Parking Project, AGMC Insured, 5.50%, 10/01/41	15,000,000	16,838,400
Ragin’ Cajun Facilities Inc., Housing and Parking Project, Assured Guaranty, 5.50%, 10/01/35.	6,000,000	6,753,480
Louisiana Local Government Environmental Facilities and CDA Revenue,
Bossier City Public Improvement Projects, AMBAC Insured, Pre-Refunded, 5.00%, 11/01/32	6,730,000	6,935,198
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/44	5,820,000	6,286,240
LCTCS Act 360 Project, 5.00%, 10/01/39.	10,000,000	10,992,900
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/26	2,750,000	2,973,108
Southeastern Louisiana University, Student Union/University Facilities Inc. Project, Series A,
AGMC Insured, 5.00%, 10/01/40.	8,545,000	9,290,808
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health
System Project, Series A, Pre-Refunded, 6.75%, 7/01/39	10,000,000	11,235,900

|13

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana Public Facilities Authority Revenue,
Millennium Housing LLC Student Housing, Student Housing and Auxiliary Facilities Project,
Assured Guaranty, 5.00%, 11/01/30	$10,000,000	$10,147,900
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000	18,762,750
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	7,500,000	7,996,725
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	7,405,000	7,473,200
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	7,205,000	7,275,969
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	12,144,300
Ochsner Clinic Foundation Project, Series B, Pre-Refunded, 5.25%, 5/15/38	2,855,000	2,890,259
Ochsner Clinic Foundation Project, Series B, Pre-Refunded, 5.50%, 5/15/47	2,795,000	2,831,503
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2, Assured
Guaranty, Pre-Refunded, 6.75%, 6/01/26	21,000,000	22,579,620
Louisiana State Gasoline and Fuels Tax Revenue, second lien, Series B, 5.00%, 5/01/45	13,690,000	14,967,688
Louisiana State Public Facilities Authority Lease Revenue, Provident Group, Flagship Property,
Louisiana University Nicholson Gateway, Series A, 5.00%, 7/01/51	26,145,000	27,714,484
Shreveport Water and Sewer Revenue, Series B, 5.00%, 12/01/41	10,000,000	10,856,300
St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue, Series A,
AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36	6,230,000	6,335,287
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	49,100,000	49,144,681
		303,508,741
Maine 0.4%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan
Program, Series A-3, Assured Guaranty, 5.875%, 12/01/39	20,595,000	22,200,174
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,612,610
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	10,981,200
Portland Airport Revenue,
General, AGMC Insured, 5.25%, 1/01/35	3,000,000	3,244,230
General, AGMC Insured, 5.00%, 1/01/40	6,000,000	6,399,360
		47,437,574
Maryland 0.8%
Baltimore Project Revenue,
Subordinate Project, Wastewater Projects, Series C, 5.00%, 7/01/39	10,000,000	11,174,900
Subordinate Project, Wastewater Projects, Series C, 5.00%, 7/01/44	10,000,000	11,138,100
Subordinate Project, Water Projects, Series A, 5.00%, 7/01/39.	9,430,000	10,537,931
Subordinate Project, Water Projects, Series A, 5.00%, 7/01/44.	5,500,000	6,125,955
Wastewater Projects, Series C, 5.00%, 7/01/38	5,000,000	5,596,700
Wastewater Projects, Series C, 5.00%, 7/01/43	10,000,000	11,140,700
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	5,000,000	5,461,650
Maryland State Health and Higher Educational Facilities Authority Revenue,
Adventist Health Care Obligated Group, Series A, 5.50%, 1/01/46	12,500,000	13,699,625
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,389,880
LifeBridge Health Issue, Assured Guaranty, 5.00%, 7/01/34	7,715,000	7,818,072
LifeBridge Health Issue, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/28	1,125,000	1,144,013
LifeBridge Health Issue, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/34	1,285,000	1,306,716
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/28	1,875,000	1,902,150
University of Maryland Medical System Issue, Series B, NATL Insured, 7.00%, 7/01/22	150,000	173,537
Upper Chesapeake Hospitals Issue, Series C, Pre-Refunded, 6.00%, 1/01/38	5,000,000	5,225,200
		95,835,129

|14

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts 3.3%
Massachusetts Bay Transportation Authority Revenue,
Assessment, Series A, Pre-Refunded, 5.25%, 7/01/34	$19,520,000	$20,679,293
Assessment, Series A, Pre-Refunded, 5.25%, 7/01/34	8,110,000	8,579,893
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A, 5.00%,
7/01/28	10,000,000	12,212,600
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Senior,
Refunding, Series B, 5.00%, 1/01/37.	31,000,000	33,388,550
Massachusetts State Development Finance Agency Revenue,
Brandeis University Issue, Refunding, Series O-1, 5.00%, 10/01/40	19,865,000	21,455,193
Dana-Farber Cancer Institute, Series N, 5.00%, 12/01/41	10,135,000	11,238,195
Partners Healthcare System Issue, Refunding, Series Q, 5.00%, 7/01/47	15,000,000	16,499,850
Wellesley College Issue, Series J, 5.00%, 7/01/42	10,000,000	11,177,200
Worcester Polytechnic Institute Issue, NATL Insured, Pre-Refunded, 5.00%, 9/01/37	7,470,000	7,646,068
Worcester Polytechnic Institute Issue, NATL Insured, Pre-Refunded, 5.00%, 9/01/47	19,010,000	19,458,066
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	2,530,000	2,579,841
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/47	6,040,000	6,152,948
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	7,885,000	8,338,466
Refunding, Series K, 5.25%, 7/01/29	6,940,000	7,477,017
Series H, Assured Guaranty, 6.35%, 1/01/30	2,735,000	2,800,968
Massachusetts State GO,
Consolidated Loan, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/37	10,000,000	10,202,800
Consolidated Loan, Series G, 4.00%, 9/01/42	20,000,000	20,350,400
Massachusetts State Health and Educational Facilities Authority Revenue,
Berklee College of Music Issue, Refunding, Series A, 5.00%, 10/01/37	490,000	501,035
Berklee College of Music Issue, Series A, Pre-Refunded, 5.00%, 10/01/37	9,510,000	9,768,196
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	833,798
Emmanuel College Issue, NATL Insured, Pre-Refunded, 5.00%, 7/01/37	31,685,000	32,220,476
Harvard Pilgrim Health Care Issue, Series A, AGMC Insured, 5.00%, 7/01/18	1,585,000	1,587,885
Northeastern University Issue, Series A, 5.00%, 10/01/35	20,000,000	21,951,600
Northeastern University Issue, Series R, 5.00%, 10/01/33	6,830,000	7,208,997
Springfield College Issue, Pre-Refunded, 5.50%, 10/15/31	1,710,000	1,897,501
Springfield College Issue, Pre-Refunded, 5.625%, 10/15/40.	7,000,000	7,790,650
Massachusetts State HFAR, Housing, Series B, 7.00%, 12/01/38	9,140,000	9,666,007
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A, AMBAC
Insured, Pre-Refunded, 4.50%, 8/15/35	30,000,000	30,576,600
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%,
6/01/35	10,000,000	10,361,500
Massachusetts State Water Pollution Abatement Trust Revenue, Massachusetts State Water
Resources Authority Program, Series A, 5.00%, 8/01/32	225,000	225,686
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue,
Massachusetts Water Resources Authority Program, Subordinate, Refunding, Series A, 5.75%,
8/01/29	450,000	451,814
Massachusetts Water Resources Authority Revenue, General, Green Bond, Refunding, Series C,
5.00%, 8/01/40.	30,000,000	34,285,800
University of Massachusetts Building Authority Project Revenue, Senior Series 1, 5.00%, 11/01/39	20,000,000	22,378,400
		411,943,293
Michigan 2.9%
Detroit City School District GO,
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/30	1,245,000	1,342,981
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/33	1,500,000	1,603,170
Detroit GO, Distributable State Aid, Pre-Refunded, 5.00%, 11/01/30	22,500,000	23,248,350

|15

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan (continued)
Detroit Sewage Disposal System Revenue, second lien, Series B, NATL Insured, 5.00%, 7/01/36	$10,000	$10,045
Detroit Water and Sewerage Department Sewage Disposal System Revenue,
senior lien, Refunding, Series A, 5.25%, 7/01/39	12,000,000	13,088,400
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/39	10,000,000	10,702,800
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, Pre-Refunded, 7.00%, 7/01/36	5,000,000	5,673,000
senior lien, Series B, NATL Insured, 5.00%, 7/01/34	10,000	10,034
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series C, Assured
Guaranty, Pre-Refunded, 5.00%, 6/01/26	15,000,000	16,713,150
Michigan Finance Authority Revenue,
Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	20,925,000	22,631,434
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	29,610,000	32,252,100
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/45	10,000,000	10,926,300
Hospital, Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	140,000	161,043
School District of the City of Detroit, Pre-Refunded, 5.50%, 6/01/21	10,000,000	10,449,200
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	440,000	476,494
Facilities Program, Refunding, Series I-A, 5.375%, 10/15/36	6,730,000	7,656,317
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/44	20,655,000	23,215,807
Facilities Program, Series H, 5.125%, 10/15/33	12,500,000	13,569,500
Facilities Program, Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000	5,457,100
Facilities Program, Series I, Pre-Refunded, 6.25%, 10/15/38	14,560,000	15,806,190
Michigan State GO,
Environmental Program, Series A, Pre-Refunded, 6.00%, 11/01/24	1,000,000	1,105,490
Environmental Program, Series A, Pre-Refunded, 5.50%, 11/01/25	1,000,000	1,094,450
Michigan State Hospital Finance Authority Revenue,
Ascension Senior Credit, Refunding, 5.00%, 11/15/47	10,000,000	11,041,100
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/29	4,000,000	4,430,600
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39	5,000,000	5,552,500
Trinity Health Credit Group, Refunding, Series A-1, 6.50%, 12/01/33	745,000	807,796
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	9,230,000	10,132,325
Trinity Health Credit Group, Series A-1, Pre-Refunded, 6.50%, 12/01/33	24,255,000	26,534,485
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	770,000	892,923
Michigan State Strategic Fund Limited Obligation Revenue,
The Detroit Edison Co. Exempt Facilities Project, Refunding, Series KT, 5.625%, 7/01/20	7,000,000	7,879,410
The Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB,
AMBAC Insured, 7.00%, 5/01/21	250,000	299,710
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior
Series A, 6.00%, 6/01/34.	40,000,000	37,657,600
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Series V, Pre-Refunded, 8.25%, 9/01/39	20,000,000	22,220,400
William Beaumont Hospital Obligated Group, Series W, Pre-Refunded, 6.375%, 8/01/29	10,000,000	11,236,400
		355,878,604
Minnesota 0.2%
Minneapolis Health Care System Revenue,
Fairview Health Services, Series A, Pre-Refunded, 6.625%, 11/15/28	11,000,000	12,057,760
Fairview Health Services, Series A, Pre-Refunded, 6.75%, 11/15/32.	6,250,000	6,864,750
St. Cloud Health Care Revenue, CentraCare Health System, Refunding, Series A, 5.00%, 5/01/46	5,000,000	5,512,950
		24,435,460

|16

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Mississippi 0.7%
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding, 5.875%,
4/01/22	$27,930,000	$28,009,042
Mississippi Development Bank Special Obligation Revenue,
City of Jackson Capital City Convention Center Project, Refunding, Series A, 5.00%, 3/01/36	10,000,000	11,404,900
City of Jackson Water and Sewer System Project, AGMC Insured, 6.875%, 12/01/40	3,400,000	4,265,062
Mississippi State Hospital Equipment and Facilities Authority Revenue, Baptist Memorial Health Care,
Series A, 5.00%, 9/01/46.	45,980,000	48,446,367
		92,125,371
Missouri 0.5%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax
Appropriation Revenue, Metrolink Cross County Extension Project, Assured Guaranty, 5.00%,
10/01/39	6,000,000	6,446,280
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Mercy Health, Series F, 5.00%, 11/15/45	25,000,000	27,214,500
St. Luke’s Health System Inc., Series B, AGMC Insured, Pre-Refunded, 5.50%, 11/15/35	30,000,000	32,290,800
		65,951,580
Montana 0.0%†
Montana State Facility Finance Authority Revenue, Benefis Health System Obligated Group,
Refunding, 5.00%, 2/15/41	2,650,000	2,860,384
Nebraska 1.3%
Lancaster County Correctional Facility Joint Public Agency GO, Building, 5.00%, 12/01/28	5,000,000	5,358,150
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured,
ETM, 6.70%, 6/01/22	1,675,000	1,907,724
Madison County Hospital Authority No. 001 Hospital Revenue, Faith Regional Health Services Project,
Series A-1, 6.00%, 7/01/33	12,000,000	12,720,120
Municipal Energy Agency of Nebraska Power Supply System Revenue, Series A, BHAC Insured,
Pre-Refunded, 5.375%, 4/01/39	5,000,000	5,442,800
Omaha Convention Hotel Corp. Revenue, Convention Center, first tier, Refunding, AMBAC Insured,
5.00%, 2/01/35.	30,000,000	30,082,800
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, Pre-Refunded, 5.00%,
6/01/36	9,000,000	9,773,910
Omaha Public Power District Electric System Revenue, Series C, 5.00%, 2/01/39	23,305,000	25,796,538
Omaha Public Power District Separate Electric System Revenue,
Nebraska City 2, Refunding, Series A, 5.00%, 2/01/49	10,000,000	11,067,500
Nebraska City 2, Series A, 5.25%, 2/01/42.	10,000,000	11,337,900
Public Power Generation Agency Revenue,
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/39	7,340,000	8,123,031
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/41	5,140,000	5,679,700
University of Nebraska Revenue,
Lincoln Student Fees and Facilities, 5.00%, 7/01/37	5,000,000	5,616,050
Lincoln Student Fees and Facilities, 5.00%, 7/01/42	7,500,000	8,328,375
Lincoln Student Fees and Facilities, Series A, Pre-Refunded, 5.25%, 7/01/34	5,000,000	5,385,350
Omaha Student Facilities Project, Pre-Refunded, 5.00%, 5/15/32	5,000,000	5,058,950
University of Nebraska Omaha Health and Recreation Project, Pre-Refunded, 5.00%, 5/15/38	5,000,000	5,253,000
		156,931,898
Nevada 0.4%
Clark County GO, Transportation Improvement, Series A, AMBAC Insured, 6.50%, 6/01/17	250,000	254,693
Clark County Passenger Facility Charge Revenue,
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/39.	20,000,000	21,593,000
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/42.	5,000,000	5,396,800
Clark County School District GO, Refunding, Series A, NATL Insured, 5.00%, 6/15/24	15,000,000	15,666,000

|17

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Nevada (continued)
Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%, 12/01/17	$1,625,000	$1,631,939
Reno Hospital Revenue,
Washoe Medical Center Project, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39	1,535,000	1,679,658
Washoe Medical Center Project, Series C, AGMC Insured, Pre-Refunded, 5.375%, 6/01/39	3,465,000	3,908,832
		50,130,922
New Hampshire 0.4%
Manchester GARB, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	6,000,000	6,357,900
Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%, 6/20/33.	4,469,000	4,488,172
New Hampshire Municipal Bond Bank Revenue, Series B, Pre-Refunded, 5.00%, 8/15/39	11,250,000	12,624,863
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A,
Pre-Refunded, 6.125%, 10/01/39	5,000,000	5,621,900
New Hampshire State Health and Education Facilities Authority Revenue,
Elliot Hospital, Refunding, 5.00%, 10/01/38	4,000,000	4,251,760
University System of New Hampshire Issue, Refunding, 5.00%, 7/01/45	10,350,000	11,552,256
New Hampshire State Municipal Bond Bank Revenue, Refunding, Series D, 4.00%, 8/15/39	10,000,000	10,336,600
		55,233,451
New Jersey 2.9%
Bayonne GO, General Improvement, Pre-Refunded, 5.75%, 7/01/35	9,000,000	9,945,270
New Jersey EDA Revenue,
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	13,450,000	13,610,189
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	26,250,000	26,562,637
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,010,520
School Facilities, Series U, Pre-Refunded, 5.00%, 9/01/37	14,285,000	14,613,269
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/31.	14,775,000	14,936,343
School Facilities Construction, Series AAA, 5.00%, 6/15/41	26,000,000	25,817,480
School Facilities Construction, Series NN, 5.00%, 3/01/28	22,000,000	22,625,680
New Jersey Health Care Facilities Financing Authority State Contract Revenue,
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	7,770,000	8,034,258
Hospital Asset Transformation Program, Series A, Pre-Refunded, 5.25%, 10/01/38	2,230,000	2,379,968
New Jersey State COP,
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/25	20,305,000	22,197,832
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/26	8,000,000	8,745,760
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/27	4,000,000	4,372,880
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/28	2,000,000	2,186,440
New Jersey State Educational Facilities Authority Revenue, Higher Education Capital Improvement
Fund Issue, Series B, 5.00%, 9/01/36	14,000,000	13,793,220
New Jersey State Housing and Mortgage Finance Agency SFHR, Series AA, 6.375%, 10/01/28	830,000	836,549
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/45	15,000,000	14,819,850
Transportation System, Series A, 6.00%, 12/15/38	49,125,000	52,351,530
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/32	9,705,000	9,873,673
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	25,875,000	28,220,827
Transportation System, Series B, 5.25%, 6/15/36	10,000,000	10,119,800
Transportation System, Series C, 5.25%, 6/15/32	25,000,000	25,877,500
New Jersey State Turnpike Authority Revenue,
Turnpike, Series E, 5.25%, 1/01/40	13,925,000	14,766,488
Turnpike, Series E, 5.00%, 1/01/45	11,475,000	12,605,173
		363,303,136
New Mexico 0.1%
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare
Services Obligated Group, Refunding, 5.00%, 8/01/44	10,000,000	10,978,400

|18

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York 8.7%
Hudson Yards Infrastructure Corp. Revenue, Hudson Yards, Senior, Series A, AGMC Insured, 5.00%,
2/15/47	$16,475,000	$18,125,466
Long Island Power Authority Electric System Revenue,
General, Refunding, Series B, 5.00%, 9/01/46	13,000,000	14,396,330
General, Series A, Pre-Refunded, 6.00%, 5/01/33	12,500,000	13,827,500
MTA Dedicated Tax Fund Revenue,
Series B, 5.00%, 11/15/34	15,000,000	16,365,450
Series B, Pre-Refunded, 5.25%, 11/15/28	6,000,000	6,647,400
Series B, Pre-Refunded, 5.25%, 11/15/29	4,000,000	4,431,600
Series B, Pre-Refunded, 5.25%, 11/15/30	3,000,000	3,323,700
MTA Hudson Rail Yards Trust Obligations Revenue, Refunding, Series A, 5.00%, 11/15/51.	17,500,000	18,877,950
MTA Revenue,
Transportation, Refunding, Series D, 5.25%, 11/15/40	15,000,000	16,761,600
Transportation, Series A, 5.00%, 11/15/38	11,800,000	13,084,784
Transportation, Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/15/33.	20,000,000	20,646,400
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/37	25,000,000	25,796,253
Transportation, Series C, 6.50%, 11/15/28	2,805,000	3,064,883
Transportation, Series C, Pre-Refunded, 6.50%, 11/15/28	12,195,000	13,358,303
Transportation, Series D, 5.00%, 11/15/34	10,000,000	11,083,700
Transportation, Series D, 5.00%, 11/15/36	9,500,000	10,614,160
Transportation, Series D, Sub Series D-1, 5.00%, 11/15/39	15,000,000	16,693,500
Transportation, Sub Series A-1, 5.00%, 11/15/40	30,000,000	33,302,700
New York City GO,
Fiscal 2002, Series D, 5.50%, 6/01/24	180,000	180,733
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/23.	24,620,000	26,836,046
Series E, Sub Series E-1, 6.25%, 10/15/28	480,000	521,083
Series E, Sub Series E-1, Pre-Refunded, 6.25%, 10/15/28	9,520,000	10,339,958
Series F, 5.25%, 1/15/23	5,000	5,019
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2009, Series A, 5.75%, 6/15/40	4,580,000	4,857,044
Fiscal 2009, Series A, Pre-Refunded, 5.75%, 6/15/40	1,420,000	1,510,298
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	10,000,000	10,113,200
Second General Resolution, Fiscal 2009, Refunding, Series EE, 5.25%, 6/15/40	64,970,000	70,249,462
Second General Resolution, Fiscal 2009, Refunding, Series FF, Subseries FF-2, 5.50%, 6/15/40	15,000,000	16,360,350
Second General Resolution, Fiscal 2011, Refunding, Series GG, 5.00%, 6/15/43	25,000,000	27,832,500
Second General Resolution, Fiscal 2012, Refunding, Series AA, 5.00%, 6/15/34	10,000,000	11,230,400
Second General Resolution, Fiscal 2012, Refunding, Series AA, 5.00%, 6/15/44	21,550,000	23,982,133
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000	34,925,095
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	15,000,000	16,689,600
Second General Resolution, Fiscal 2015, Refunding, Series FF, 5.00%, 6/15/39.	10,000,000	11,272,600
Second General Resolution, Fiscal 2015, Refunding, Series HH, 5.00%, 6/15/39	15,000,000	16,908,900
Second General Resolution, Fiscal 2017, Series CC, Subseries CC-2, 5.00%, 6/15/46	32,500,000	36,501,400
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-2, 6.00%, 7/15/38	20,000,000	21,360,800
Fiscal 2009, Series S-3, 5.25%, 1/15/34	10,170,000	10,885,866
Fiscal 2009, Series S-4, 5.50%, 1/15/34	12,890,000	13,895,291
Fiscal 2011, Series S-2, Sub Series S-2A, 5.00%, 7/15/40.	35,000,000	38,943,800
Fiscal 2012, Series S-1, Sub Series S-1A, 5.25%, 7/15/37.	30,300,000	34,279,299
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/39	15,000,000	16,626,600
Future Tax Secured, Subordinate, Fiscal 2014, Series A, Subseries A-1, 5.00%, 11/01/34.	15,000,000	17,323,650
Future Tax Secured, Subordinate, Fiscal 2016, Series E, Subseries E-1, 5.00%, 2/01/38	10,000,000	11,330,300
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/36	10,000,000	11,463,800

|19

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority Revenue, (continued)
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/38	$10,000,000	$11,393,500
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	25,000,000	28,327,250
Second Priority, Bank of America Tower at One Bryant Park Project, Class 1, Refunding, 5.625%,
1/15/46	25,000,000	27,819,000
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43.	6,500,000	6,990,750
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	40,000,000	47,640,800
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	24,995,000	30,152,218
New York State Dormitory Authority Lease Revenues, State University Dormitory Facilities, Series A,
5.00%, 7/01/41.	10,000,000	11,090,800
New York State Dormitory Authority Revenues, State Supported Debt, Upstate Community Colleges,
Series C, 6.00%, 7/01/31.	23,215,000	25,281,367
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Series A, 5.00%, 2/15/36	15,000,000	17,124,000
Group C, Series B, 5.00%, 2/15/40	20,000,000	22,532,200
New York State HFAR, Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%,
11/01/20	75,000	75,330
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, junior lien,
Series A, 5.25%, 1/01/56.	10,000,000	11,207,500
New York State Urban Development Corp. Revenue,
State Personal Income Tax, General Purpose, Series A, 5.00%, 3/15/31	10,000,000	11,230,200
State Personal Income Tax, State Facilities and Equipment, Series B-1, 5.00%, 3/15/36	5,000,000	5,341,500
Port Authority of New York and New Jersey Revenue, Consolidated, Refunding, One Hundred
Seventy-Ninth Series, 5.00%, 12/01/38	20,000,000	22,783,200
Triborough Bridge and Tunnel Authority Revenues,
General, MTA Bridges and Tunnels, Series A, Pre-Refunded, 5.25%, 11/15/38	25,000,000	26,354,500
General, MTA Bridges and Tunnels, Series A-2, 5.25%, 11/15/34	7,500,000	8,059,125
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	15,000,000	17,417,850
		1,087,647,996
North Carolina 1.8%
Charlotte COP, Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/34	13,000,000	14,033,630
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, Pre-Refunded, 5.50%, 1/01/26	4,500,000	4,872,510
Series B, ETM, 6.00%, 1/01/22.	1,250,000	1,503,513
Series B, ETM, 6.25%, 1/01/23.	39,030,000	48,627,867
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, 5.00%, 5/01/23	20,000,000	22,174,600
Series A, 5.00%, 5/01/26	20,000,000	22,154,600
Series A, Pre-Refunded, 5.00%, 5/01/24	5,500,000	5,952,430
Series A, Pre-Refunded, 5.00%, 5/01/25	5,750,000	6,222,995
Series A, Pre-Refunded, 5.00%, 5/01/27	4,500,000	4,870,170
Series A, Pre-Refunded, 5.00%, 5/01/28	4,250,000	4,599,605
North Carolina Turnpike Authority Triangle Expressway System Revenue,
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33	25,000,000	13,250,500
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34	15,000,000	7,563,750
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35	15,215,000	7,290,572
Series A, Assured Guaranty, 5.50%, 1/01/29	6,750,000	7,218,315
Series A, Assured Guaranty, 5.75%, 1/01/39	10,380,000	11,138,570
Raleigh Combined Enterprise System Revenue, Pre-Refunded, 5.00%, 3/01/40	15,830,000	18,006,783

|20

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
North Carolina (continued)
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	$21,780,000	$26,413,913
		225,894,323
North Dakota 0.5%
Cass County Health Care Facilities Revenue, Essentia Health Obligated Group, Series D, Assured
Guaranty, Pre-Refunded, 5.00%, 2/15/40	31,970,000	33,288,123
Grand Forks Health Care System Revenue,
Altru Health System Obligated Group, Assured Guaranty, 5.00%, 12/01/26	8,385,000	8,729,791
Altru Health System Obligated Group, Refunding, 5.50%, 12/01/20.	8,870,000	9,166,613
Altru Health System Obligated Group, Refunding, 5.50%, 12/01/24.	13,945,000	14,399,468
		65,583,995
Ohio 2.9%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%, 12/01/29	10,000,000	11,438,000
American Municipal Power Inc. Revenue,
Combined Hydroelectric Projects, Green Bonds, Refunding, Series A, 5.00%, 2/15/46	20,000,000	21,868,400
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38.	1,215,000	1,253,224
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/39.	5,000,000	5,483,550
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/42.	2,500,000	2,727,100
Prairie State Energy Campus Project, Series A, Pre-Refunded, 5.00%, 2/15/38	21,285,000	22,173,862
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	6,750,000	7,099,650
Buckeye Tobacco Settlement Financing Authority Revenue,
Tobacco Settlement, Senior, Capital Appreciation, Turbo Term, Series A-3, 6.25%, 6/01/37	15,000,000	14,254,650
Tobacco Settlement, Senior Current Interest Turbo Term, Series A-2, 5.75%, 6/01/34	10,000,000	9,052,600
Butler County Hospital Facilities Revenue, UC Health, Refunding, 5.00%, 11/15/45	7,500,000	8,165,250
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	9,500,000	10,470,900
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative Headquarters
Project, 5.00%, 7/01/37	6,000,000	7,094,040
Franklin County Hospital Facilities Revenue, OhioHealth Corp., 5.00%, 5/15/40	10,000,000	11,130,900
Franklin County Revenue, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	10,000,000	11,016,700
Hamilton County Healthcare Facilities Revenue, The Christ Hospital Project, AGMC Insured, 5.00%,
6/01/42	22,500,000	24,933,375
Hamilton County Sales Tax Revenue,
Refunding, Series A, 4.00%, 12/01/31	4,500,000	4,731,480
Refunding, Series A, 4.00%, 12/01/32	4,700,000	4,905,766
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati,
Improvement and Refunding, Series A, 5.00%, 12/01/38	12,000,000	13,542,360
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	21,060,000	23,169,580
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000	11,490,255
Ohio State Air Quality Development Authority Revenue,
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	17,199,900
Pollution Control, FirstEnergy Generation Corp. Project, Refunding, Series C, 5.625%, 6/01/18	8,500,000	8,113,250
Ohio State GO,
Infrastructure Improvement, Series A, Pre-Refunded, 5.375%, 9/01/28	6,235,000	6,527,359
Infrastructure Improvement, Series A, Pre-Refunded, 5.375%, 9/01/28	3,765,000	3,939,432
Ohio State Higher Educational Facility Commission Revenue, Hospital Facilities, Summa Health
System, 2010 Project, Refunding, AGMC Insured, 5.25%, 11/15/40	15,000,000	16,076,250
Ohio State Hospital Revenue, University Hospitals Health System Inc., Refunding, Series A, AGMC
Insured, 5.00%, 1/15/41	7,000,000	7,539,210
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital
Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35.	35,000,000	31,610,600
Ohio State University Revenue, Special Purpose General Receipts, Series A, 5.00%, 6/01/38.	10,000,000	11,261,100
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Pre-Refunded, 5.75%,
2/15/38	17,000,000	17,813,620

|21

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	$20,000,000	$22,177,600
		368,259,963
Oklahoma 0.0%†
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	220,000	242,653
Oklahoma Municipal Power Authority Revenue,
Refunding, Series A, 5.00%, 1/01/32	650,000	732,550
Refunding, Series A, 5.00%, 1/01/33	1,250,000	1,402,613
Refunding, Series A, 4.00%, 1/01/36	100,000	102,870
Refunding, Series A, 5.00%, 1/01/47	3,100,000	3,396,050
		5,876,736
Oregon 0.8%
Medford Hospital Facilities Authority Revenue, Hospital, Asante Health System, Series A, AGMC
Insured, 5.00%, 8/15/40	4,935,000	5,185,649
Oregon Health and Science University Revenue, Series A, Pre-Refunded, 5.75%, 7/01/39	5,000,000	5,531,450
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A,
Pre-Refunded, 4.50%, 11/15/32	30,000,000	30,821,700
Port of Portland International Airport Revenue, Series Nineteen, Pre-Refunded, 5.50%, 7/01/38	25,000,000	26,554,000
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	12,604,334
University of Oregon General Revenue, Series A, 5.00%, 4/01/46	17,000,000	19,282,420
		99,979,553
Pennsylvania 3.6%
Allegheny County Sanitary Authority Sewer Revenue, BAM Insured, 5.25%, 12/01/44	5,000,000	5,653,450
Bucks County Water and Sewer Authority Water System Revenue,
AGMC Insured, 5.00%, 12/01/33	5,500,000	6,150,705
AGMC Insured, 5.00%, 12/01/37	10,520,000	11,688,456
AGMC Insured, 5.00%, 12/01/41	5,110,000	5,633,571
Centennial School District Bucks County GO, Series B, AGMC Insured, Pre-Refunded, 5.25%,
12/15/37	13,655,000	14,704,250
Coatesville Area School District GO, AGMC Insured, 5.00%, 8/01/24	6,420,000	6,520,986
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/33	4,550,000	5,025,293
Series B, 5.00%, 6/01/42	5,400,000	5,897,286
Delaware County Regional Water Quality Control Authority Revenue,
Sewer, 5.00%, 11/01/41	5,000,000	5,618,850
Sewer, 5.00%, 11/01/46	10,315,000	11,546,508
Delaware River Port Authority Revenue, Series D, AGMC Insured, 5.00%, 1/01/40	15,000,000	16,116,300
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured,
5.60%, 7/01/17.	5,000,000	5,095,750
Erie Water Authority Water Revenue, Refunding, 5.00%, 12/01/43	5,000,000	5,539,900
Lackawanna County GO, Series B, AGMC Insured, 5.00%, 9/01/35	7,500,000	7,890,525
Montour School District GO,
Series A, AGMC Insured, 5.00%, 4/01/40	3,170,000	3,497,556
Series A, AGMC Insured, 5.00%, 4/01/41	2,000,000	2,205,100
Series A, AGMC Insured, 5.00%, 4/01/42	2,000,000	2,203,540
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project, Series
A, Pre-Refunded, 5.375%, 8/15/28	5,000,000	5,323,300
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	500,000	535,770
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua
Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	20,000,000	21,898,000
Pennsylvania State Economic Development Financing Authority Water Facility Revenue, Pennsylvania-
American Water Co. Project, 6.20%, 4/01/39	12,500,000	13,677,000

|22

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State GO, Refunding, First Series, AGMC Insured, 5.00%, 8/15/26	$20,805,000	$24,120,693
Pennsylvania State Turnpike Commission Turnpike Revenue,
Convertible Capital Appreciation, Subordinate, Series C, AGMC Insured, 6.25%, 6/01/33	5,000,000	6,225,750
Motor License Fund-Enhanced, Subordinate, Series A, 5.00%, 12/01/37	3,000,000	3,333,210
Motor License Fund-Enhanced, Subordinate, Series A, Subseries A-1, 5.00%, 12/01/38	20,000,000	21,595,200
Series C, Subseries C-1, Assured Guaranty, Pre-Refunded, 6.00%, 6/01/28	5,000,000	5,326,800
Series C, Subseries C-1, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/38	25,000,000	26,716,000
Subordinate, Series B, Pre-Refunded, 5.75%, 6/01/39.	20,000,000	22,063,000
Subseries A, Assured Guaranty, 5.00%, 6/01/39	8,690,000	9,238,947
Subseries A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	1,310,000	1,424,232
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24	11,000,000	11,866,030
[b] Philadelphia Hospitals and Higher Educational Facilities Authority Revenue,
Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured, 5.30%,
1/01/18	370,000	351,500
Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured, 5.35%,
1/01/23	4,600,000	4,370,000
Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured, 5.375%,
1/01/28	3,700,000	3,515,000
Philadelphia Municipal Authority Lease Revenue, 6.375%, 4/01/29	4,500,000	4,929,300
Philadelphia School District GO,
Refunding, Series F, 5.00%, 9/01/33	6,415,000	6,821,262
Refunding, Series F, 5.00%, 9/01/36	4,090,000	4,302,844
Series E, Pre-Refunded, 6.00%, 9/01/38	24,645,000	26,536,504
Series E, Pre-Refunded, 6.00%, 9/01/38	355,000	381,955
Philadelphia Water and Wastewater Revenue,
Series A, 5.00%, 7/01/45	15,000,000	16,416,150
Series A, Pre-Refunded, 5.25%, 1/01/25	1,000,000	1,077,070
Series A, Pre-Refunded, 5.00%, 1/01/26	5,000,000	5,361,800
Series A, Pre-Refunded, 5.00%, 1/01/27	1,750,000	1,876,630
Series A, Pre-Refunded, 5.25%, 1/01/32	5,000,000	5,385,350
Series C, AGMC Insured, 5.00%, 8/01/40	7,000,000	7,631,120
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise
Tower Revenue, Refunding, AGMC Insured, 5.00%, 2/01/35	18,000,000	19,667,160
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B,
Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	15,000,000	16,882,950
State Public School Building Authority Revenue, Commonwealth of Pennsylvania, School Lease, The
School District of Philadelphia Project, Refunding, Series A, AGMC Insured, 5.00%, 6/01/32	10,000,000	10,830,900
Westmoreland County Municipal Authority Revenue,
Municipal Service, Refunding, BAM Insured, 5.00%, 8/15/38	1,200,000	1,329,912
Municipal Service, Refunding, BAM Insured, 5.00%, 8/15/42	17,205,000	19,000,858
		451,000,223
Rhode Island 0.9%
Rhode Island Convention Center Authority Revenue, Refunding, Series A, Assured Guaranty, 5.50%,
5/15/27	17,300,000	18,814,615
Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligation
Group, Refunding, 5.00%, 5/15/39	5,500,000	5,817,680
Rhode Island Housing and Mortgage Finance Corp. Revenue,
Homeownership Opportunity, Refunding, Series 15-A, 6.85%, 10/01/24	155,000	155,752
Homeownership Opportunity, Series 10-A, 6.50%, 10/01/22.	220,000	221,012
Homeownership Opportunity, Series 10-A, 6.50%, 4/01/27	130,000	130,589
Rhode Island State Clean Water Finance Agency Revenue, Wastewater Treatment System, City of
Cranston, Triton Ocean State LLC Project, NATL Insured, 5.80%, 9/01/22.	7,780,000	7,787,858

|23

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Rhode Island (continued)
Rhode Island State EDC Special Facility Revenue, Rhode Island Airport Corp. Project, first lien, CIFG
Insured, 5.00%, 7/01/31	$5,720,000	$5,737,446
Rhode Island State Health and Educational Building Corp. Higher Education Facilities Revenue, Brown
University Issue, Refunding, Series A, 5.00%, 9/01/39	9,000,000	9,707,940
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue,
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, 5.00%, 9/15/30	7,535,000	8,311,406
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, 5.00%, 9/15/35	4,500,000	4,938,930
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, 5.00%, 9/15/40	10,270,000	11,226,753
New England Institute of Technology Issue, Series A, 5.125%, 3/01/40	16,435,000	17,755,717
Rhode Island State Health and Educational Building Corp. Revenue,
Hospital Financing, Lifespan Obligated Group Issue, Series A, Pre-Refunded, 7.00%, 5/15/39.	8,200,000	9,214,258
Public Schools, Bond Financing Program, Town of East Greenwich Issue, Series A, 5.00%,
5/15/37	10,000,000	11,298,500
		111,118,456
South Carolina 1.3%
Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School District No.
50, South Carolina Project, Assured Guaranty, Pre-Refunded, 4.50%, 12/01/32	7,030,000	7,235,206
Piedmont Municipal Power Agency Electric Revenue,
Refunding, NATL Insured, 6.25%, 1/01/21	200,000	233,462
Series A-2, 5.00%, 1/01/24	10,000,000	10,310,800
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program, Series A,
AGMC Insured, ETM, 7.125%, 7/01/17	280,000	287,168
Rock Hill Utility System Revenue,
Combined Utility System, Refunding, 5.00%, 1/01/41	7,690,000	8,516,598
Combined Utility System, Refunding, 5.00%, 1/01/47	5,000,000	5,517,400
South Carolina Jobs EDA Hospital Revenue,
AnMed Health Project, Improvement, Series B, Assured Guaranty, Pre-Refunded, 5.375%,
2/01/29	4,000,000	4,317,400
Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	40,000,000	40,932,000
Palmetto Health, Refunding and Improvement, 5.75%, 8/01/39.	3,000,000	3,172,410
South Carolina State Public Service Authority Revenue,
Obligations, Refunding, Series C, 5.00%, 12/01/56	35,000,000	37,730,700
Refunding, Series B, 5.00%, 12/01/50	15,000,000	16,140,750
Series A, Pre-Refunded, 5.50%, 1/01/38	6,950,000	7,518,371
Series A, Pre-Refunded, 5.50%, 1/01/38	550,000	594,434
Series B, Pre-Refunded, 5.25%, 1/01/34	6,000,000	6,462,420
Spartanburg Water System Revenue, Assured Guaranty, 5.00%, 6/01/39	6,000,000	6,428,520
Woodruff Roebuck Water District Revenue, South Carolina Water System Improvement, AGMC
Insured, Pre-Refunded, 5.00%, 6/01/40	3,000,000	3,347,820
		158,745,459
South Dakota 0.4%
Huron School District No. 2-2 GO, 5.00%, 6/15/39	4,000,000	4,495,600
South Dakota State Health and Educational Facilities Authority Revenue,
Avera Health Issue, Series B, 5.50%, 7/01/35	3,000,000	3,144,030
Avera Health Issue, Series B, 5.25%, 7/01/38	5,000,000	5,195,050
Sanford Health, Pre-Refunded, 5.00%, 11/01/27	2,355,000	2,378,950
Sanford Health, Pre-Refunded, 5.00%, 11/01/40	12,945,000	13,076,651
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/38	3,475,000	3,874,069
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/46	6,005,000	6,744,996

|24

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
South Dakota (continued)
South Dakota State Health and Educational Facilities Authority Revenue, (continued)
Vocational Education Program, Series A, 5.125%, 8/01/46	$7,000,000	$7,842,940
		46,752,286
Tennessee 0.5%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, ETM, 5.25%,
7/01/28	8,500,000	8,518,105
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, Pre-Refunded,
5.125%, 7/01/25	240,000	240,600
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health,
Refunding, Series A, 5.00%, 1/01/42	30,000,000	32,767,500
Knox County Health Educational and Housing Facility Board Revenue,
University Health System Inc., Pre-Refunded, 5.25%, 4/01/27	5,390,000	5,428,107
University Health System Inc., Refunding, 5.25%, 4/01/27	12,110,000	12,195,618
		59,149,930
Texas 11.5%
Alamo Regional Mobility Authority Revenue,
junior lien, 5.00%, 6/15/39	6,235,000	6,999,349
senior lien, 5.00%, 6/15/46.	11,115,000	12,417,345
Allen ISD, GO, Collin County, School Building, Series A, Pre-Refunded, 5.00%, 2/15/39	11,575,000	12,448,565
Austin Community College District Public Facility Corp. Revenue,
Educational Facility Project, Round Rock Campus, Pre-Refunded, 5.25%, 8/01/33	8,675,000	9,212,503
Hays New Campus Project, 5.00%, 8/01/36	5,700,000	6,442,938
Austin Electric Utility System Revenue, Refunding, Series A, 5.00%, 11/15/45.	10,000,000	11,213,700
Austin Water and Wastewater System Revenue, Travis Williamson and Hays Counties, Refunding,
Series A, 5.00%, 11/15/38	20,000,000	22,481,400
Bexar County Hospital District GO,
Certificates of Obligation, Combination Tax and Revenue, 5.00%, 2/15/38	1,910,000	1,980,040
Certificates of Obligation, Combination Tax and Revenue, Pre-Refunded, 5.00%, 2/15/38	8,090,000	8,419,263
Central Texas Regional Mobility Authority Revenue,
senior lien, Pre-Refunded, 6.00%, 1/01/41	14,000,000	16,308,740
senior lien, Refunding, 5.00%, 1/01/46	11,245,000	12,098,046
senior lien, Refunding, 5.00%, 1/01/40	12,505,000	13,492,520
senior lien, Series A, 5.00%, 1/01/45.	5,000,000	5,368,750
Clifton Higher Education Finance Corp. Education Revenue, Idea Public Schools, Series A, PSF
Guarantee, 5.00%, 8/15/46	5,000,000	5,594,850
Corpus Christi Utility System Revenue,
Improvement, junior lien, 5.00%, 7/15/38	6,000,000	6,621,120
Improvement, junior lien, 5.00%, 7/15/43	7,000,000	7,669,130
Improvement, junior lien, Series A, 5.00%, 7/15/40	13,200,000	14,576,364
Crowley ISD, GO, Tarrant and Johnson Counties, Unlimited Tax School Building, PSF Guarantee,
Pre-Refunded, 5.00%, 8/01/36	13,900,000	14,720,517
Dallas Area Rapid Transit Sales Tax Revenue,
Refunding, Series A, 5.00%, 12/01/46	10,000,000	11,243,400
Refunding, Series A, 5.00%, 12/01/48	12,200,000	13,647,652
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34	18,975,000	20,539,868
Dallas County Utility and Reclamation District GO, Refunding, Series A, AMBAC Insured, 5.375%,
2/15/29	28,325,000	28,368,620
Dallas Waterworks and Sewer System Revenue,
Pre-Refunded, 5.00%, 10/01/35	4,515,000	5,072,377
Refunding, 5.00%, 10/01/35	5,485,000	6,091,696

|25

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Dallas/Fort Worth International Airport Revenue,
Joint, Refunding, Series D, 5.25%, 11/01/32.	$10,000,000	$11,575,600
Joint Improvement, Series A, 5.00%, 11/01/42	25,000,000	27,341,750
Ector County ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/36	10,355,000	11,588,384
Forney ISD,
GO, Refunding, PSF Guarantee, 5.00%, 8/15/37	15,000,000	17,098,200
GO, School Building, Series A, PSF Guarantee, Pre-Refunded, 6.00%, 8/15/37	2,000,000	2,149,860
Frisco ISD,
GO, Collin and Denton Counties, School Building, Refunding, Series B, PSF Guarantee, 5.00%,
8/15/41	10,000,000	11,407,000
GO, Collin and Denton Counties, School Building, Refunding, Series B, PSF Guarantee, 5.00%,
8/15/46	15,000,000	17,031,600
Goose Creek Consolidated ISD, GO, Schoolhouse, PSF Guarantee, 5.00%, 2/15/38	6,045,000	6,728,810
Grand Parkway Transportation Corp. System Toll Revenue, Capital Appreciation, Series B, zero cpn. to
9/30/23, 5.80% thereafter, 10/01/45	10,000,000	8,338,300
Harris County Cultural Education Facilities Finance Corp. Revenue,
Houston Methodist Hospital, 5.00%, 12/01/45	30,000,000	32,347,800
Memorial Hermann Health System, 5.00%, 7/01/45	15,000,000	16,437,450
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare
System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	14,964,075
Harris County Hospital District Revenue,
senior lien, Series A, NATL Insured, Pre-Refunded, 5.125%, 2/15/32	10,215,000	10,229,914
senior lien, Series A, NATL Insured, Pre-Refunded, 5.25%, 2/15/37	10,250,000	10,265,375
Harris County MTA Revenue, Sales and Use Tax, Contractual Obligations, Series B, Pre-Refunded,
5.00%, 11/01/33.	10,000,000	10,988,500
Hays County GO, Road, 5.00%, 2/15/36	6,960,000	7,603,313
Hidalgo County Regional Mobility Authority Vehicle Registration Revenue,
senior lien, Refunding, 5.25%, 12/01/38.	5,000,000	5,793,350
senior lien, Refunding, 5.00%, 12/01/43.	5,000,000	5,606,500
Houston Airport System Revenue,
Refunding, second lien, Series A, 5.50%, 7/01/34	5,000,000	5,285,750
Refunding, second lien, Series A, 5.50%, 7/01/39	30,850,000	32,568,345
Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/36	10,000,000	11,163,200
Hutto ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 8/01/39	10,000,000	11,208,400
Keller ISD, GO, School Building, Pre-Refunded, 5.50%, 2/15/35	10,000,000	10,854,800
Laredo Waterworks Sewer System Revenue,
AGMC Insured, 5.00%, 3/01/41	2,500,000	2,732,700
Pre-Refunded, 5.25%, 3/01/40	16,535,000	18,430,076
Refunding, 4.00%, 3/01/41.	5,210,000	5,241,468
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, 5.50%, 5/15/36	15,310,000	16,553,325
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/36	10,000,000	11,112,900
Lubbock-Cooper ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/41	12,500,000	14,111,000
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas,
Pre-Refunded, 6.25%, 2/15/37	5,000,000	5,502,500
Matagorda County Hospital District Revenue, FHA Insured, 5.00%, 2/15/35	10,000,000	10,311,100
New Hope Cultural Education Facilities Finance Corp. Revenue, Texas A&M University Project, Series
A-1, 5.00%, 4/01/46	6,000,000	6,699,900
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
Collegiate Housing Corpus Christi II, Texas A&M University Corpus Christi Project, Series A,
5.00%, 4/01/48	1,250,000	1,284,138
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	10,000,000	10,403,400
North East Regional Mobility Authority Revenue, senior lien, 5.00%, 1/01/41.	16,750,000	17,968,730

|26

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	$40,000,000	$43,779,200
North Harris County Regional Water Authority Revenue,
senior lien, 5.00%, 12/15/46	18,685,000	20,889,830
senior lien, Pre-Refunded, 5.25%, 12/15/33	27,000,000	29,048,490
senior lien, Pre-Refunded, 5.50%, 12/15/38	25,000,000	27,012,000
senior lien, Refunding, 4.00%, 12/15/41.	20,000,000	20,129,200
North Texas Tollway Authority Revenue,
first tier, Series A, 6.25%, 1/01/39	2,270,000	2,463,813
first tier, Series A, Pre-Refunded, 6.25%, 1/01/39	10,230,000	11,201,032
Refunding, Series A, 5.00%, 1/01/39	10,000,000	11,091,000
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	31,080,750
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	2,903,325
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/43	7,500,000	1,824,150
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter,
9/01/45	25,000,000	27,266,750
System, first tier, Refunding, Series A, 5.75%, 1/01/40	4,825,000	5,007,578
System, first tier, Series A, Pre-Refunded, 5.75%, 1/01/40	30,175,000	31,471,874
System, first tier, Series K, Sub Series K-2, Pre-Refunded, 6.00%, 1/01/38	15,000,000	16,368,150
System, second tier, Refunding, Series A, 5.00%, 1/01/35	10,000,000	11,021,200
System, second tier, Refunding, Series A, 5.00%, 1/01/38	10,000,000	10,963,300
System, second tier, Series F, Pre-Refunded, 5.75%, 1/01/38	30,000,000	31,297,200
Palestine ISD, GO, Anderson County, School Building, Assured Guaranty, Pre-Refunded, 5.50%,
2/15/39	12,530,000	13,601,064
Port Neches-Groves ISD, GO, Jefferson County, Unlimited Tax School Building, Assured Guaranty,
Pre-Refunded, 5.00%, 2/15/34	11,375,000	11,843,991
Port of Houston Authority Harris County GO, Refunding, Series A, 5.625%, 10/01/38	14,000,000	15,032,780
[c] Prosper ISD, GO, School Building, PSF Guarantee, 5.00%, 2/15/47	9,725,000	10,994,112
Red River Education Financing Corp. Higher Education Revenue, St. Edwards University Project,
Refunding, 5.00%, 6/01/46	2,250,000	2,376,923
San Antonio Airport System Revenue, Improvement, Passenger Facility Charge, sub. lien, Refunding
and Improvement, AGMC Insured, 5.375%, 7/01/40	5,000,000	5,477,400
San Antonio Electric and Gas Systems Revenue, junior lien, 5.00%, 2/01/38.	10,000,000	11,165,400
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention Center
Refinancing and Expansion Project, 4.00%, 9/15/42	36,500,000	36,681,405
San Antonio Water System Revenue, junior lien, Refunding, Series C, 5.00%, 5/15/46	13,000,000	14,729,650
San Jacinto River Authority Special Project Revenue,
Group Project, AGMC Insured, 5.00%, 10/01/32	5,000,000	5,386,700
Group Project, AGMC Insured, 5.00%, 10/01/37	3,000,000	3,219,900
San Marcos Electric Utility System Revenue, Hays Caldwell and Guadalupe Counties, BAM Insured,
5.00%, 11/01/33.	6,300,000	7,073,136
[c] Schertz-Cibolo-Universal City ISD, GO, School Building, PSF Guarantee, 5.00%, 2/01/42	10,000,000	11,305,400
Southwest Higher Education Authority Revenue, Southern Methodist University Project, Series A,
5.00%, 10/01/38.	24,380,000	27,271,956
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue,
Cook Children’s Medical Center, Refunding, Series A, 5.25%, 12/01/39	10,000,000	11,195,900
Hendrick Medical Center Obligation Group, Refunding, 5.50%, 9/01/43	5,350,000	5,924,001
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources System,
Series A, 5.00%, 11/15/52	5,000,000	5,426,400
Tarrant County Health Facilities Development Corp. Health System Revenue,
Harris Methodist Health System, FGIC Insured, ETM, 6.00%, 9/01/24.	3,385,000	3,921,150
Harris Methodist Health System, NATL Insured, ETM, 6.00%, 9/01/24	2,790,000	3,238,241
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%, 3/01/37	10,000,000	11,333,000
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%, 10/01/20	500,000	590,515

|27

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Texas State GO,
Transportation Commission, Highway Improvement, 5.00%, 4/01/39	$40,000,000	$45,064,400
Transportation Commission, Mobility Fund, Refunding, Series A, 5.00%, 10/01/39	30,000,000	34,034,400
Transportation Commission, Mobility Fund, Series A, Pre-Refunded, 5.00%, 4/01/33	10,000,000	10,067,255
Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34	7,000,000	7,576,100
Texas State Municipal Power Agency Revenue, Transmission, sub. lien, Refunding, 5.00%, 9/01/40	15,250,000	16,634,242
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series A, AGMC Insured, 5.00%, 8/15/41	16,000,000	17,441,280
first tier, Refunding, Series A, BAM Insured, 5.00%, 8/15/41.	9,665,000	10,535,623
first tier, Refunding, Series B, 5.00%, 8/15/37	10,000,000	10,985,600
second tier, Refunding, Series C, 5.00%, 8/15/37	15,000,000	16,017,450
second tier, Refunding, Series C, 5.00%, 8/15/42	10,000,000	10,644,800
Ysleta ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/45	15,000,000	17,038,050
		1,440,603,332
Utah 1.0%
Jordan Valley Water Conservancy District Water Revenue, Series B, 5.00%, 10/01/41	15,000,000	16,635,600
St. George Electric Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 6/01/33	5,000,000	5,261,050
AGMC Insured, Pre-Refunded, 5.00%, 6/01/38	5,000,000	5,261,050
State Board of Regents University of Utah Revenue, General, Refunding, Series A, 5.00%, 8/01/43	21,975,000	24,730,445
Uintah County Municipal Building Authority Lease Revenue, Pre-Refunded, 5.50%, 6/01/37	5,000,000	5,287,050
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Pre-Refunded,
5.25%, 12/01/27.	9,735,000	10,790,469
Utah State Municipal Power Agency Supply System Revenue, Series B, 5.00%, 7/01/38	12,105,000	13,508,696
Utah State Transit Authority Sales Tax Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%,
6/15/36	33,000,000	34,773,090
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000	8,120,005
		124,367,455
Vermont 0.4%
Vermont Educational and Health Buildings Financing Agency Revenue,
Hospital, Fletcher Allen Health Care Project, Series B, AGMC Insured, Pre-Refunded, 5.00%,
12/01/34	5,500,000	5,783,360
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000	10,844,500
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	29,415,424
The University of Vermont Medical Center Project, Refunding, Series A, 5.00%, 12/01/36	5,000,000	5,422,300
		51,465,584
Virginia 0.3%
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2, Assured Guaranty,
5.00%, 11/01/42.	8,000,000	8,553,520
Fairfax County EDA Facility Revenue, Community Services Facilities Project, Series A, 4.50%, 3/01/37 .	11,130,000	11,761,739
Virginia State Resources Authority Infrastructure Revenue,
Virginia Pooled Financing Program, Refunding, Series A, 5.00%, 11/01/39	8,045,000	9,087,149
Virginia Pooled Financing Program, Series A, Pre-Refunded, 5.00%, 11/01/39.	4,310,000	5,049,079
		34,451,487
Washington 2.4%
Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue, Series A,
Pre-Refunded, 5.00%, 11/01/34	11,405,000	11,752,738
FYI Properties Lease Revenue,
Washington State District Project, 5.50%, 6/01/34	11,935,000	12,999,841
Washington State District Project, 5.50%, 6/01/39	16,250,000	17,664,725
King County GO, Sewer Revenues, Pre-Refunded, 5.125%, 1/01/33	10,000,000	10,757,000

|28

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Washington (continued)
King County Public Hospital District No. 1 GO, Series B, Pre-Refunded, 5.25%, 12/01/37	$5,000,000	$5,277,450
King County Sewer Revenue, Pre-Refunded, 5.00%, 1/01/32	7,085,000	7,924,077
NJB Properties Lease Revenue, King County Washington Project, Series A, 5.00%, 12/01/36	5,000	5,017
Washington State GO,
Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%, 6/01/33	5,000,000	5,579,150
Various Purpose, Series A, Pre-Refunded, 5.00%, 7/01/33	44,300,000	46,744,031
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., Pre-Refunded, 6.75%, 7/01/29	5,000,000	5,630,700
Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33	7,500,000	8,341,575
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/41	9,170,000	9,514,058
MultiCare Health System, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/15/34	17,550,000	18,598,788
MultiCare Health System, Series B, Assured Guaranty, Pre-Refunded, 6.00%, 8/15/39	3,000,000	3,348,660
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	10,175,000	11,006,501
Providence Health and Services, Refunding, Series C, AGMC Insured, 5.25%, 10/01/33	10,000,000	10,545,500
Providence Health and Services, Refunding, Series D, 5.00%, 10/01/41	10,000,000	10,859,900
Providence Health and Services, Refunding, Series D, AGMC Insured, 5.25%, 10/01/33	18,000,000	19,001,520
Seattle Children’s Hospital, Refunding, Series B, 5.00%, 10/01/38	15,000,000	16,573,350
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	30,531,600
Virginia Mason Medical Center, Series B, NATL Insured, 5.00%, 2/15/27	4,590,000	4,657,748
Virginia Mason Medical Center, Series C, Assured Guaranty, 5.50%, 8/15/36	16,000,000	16,271,360
Washington State Higher Education Facilities Authority Revenue,
Whitworth University Project, Pre-Refunded, 5.375%, 10/01/29	3,000,000	3,314,520
Whitworth University Project, Pre-Refunded, 5.875%, 10/01/34	6,000,000	6,707,220
		293,607,029
West Virginia 0.7%
Berkeley County Public Service Sewer District Sewer Revenue, Refunding, Series B, BAM Insured,
5.00%, 6/01/36.	1,000,000	1,107,540
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co.
LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	9,000,000	9,104,130
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	14,000,000	13,369,720
Shepherd University Board of Governors Revenue, Residence Facilities Projects, NATL Insured,
5.00%, 6/01/35.	7,445,000	7,453,562
West Virginia EDA Lottery Revenue, Series A, 5.00%, 6/15/35	9,415,000	10,307,448
West Virginia State GO, Series A, NATL Insured, Pre-Refunded, 5.20%, 11/01/26	10,000,000	10,900,700
West Virginia State University Revenues, West Virginia University Projects, Series A, 5.00%, 10/01/44 .	21,800,000	24,072,214
West Virginia State Water Development Authority Infrastructure Revenue,
West Virginia Infrastructure and Jobs Development Council Program, Refunding, Series A, 5.00%,
10/01/36	5,000,000	5,489,650
West Virginia Infrastructure and Jobs Development Council Program, Refunding, Series A, 5.00%,
10/01/45	5,435,000	5,944,205
		87,749,169
Wisconsin 0.8%
Monroe RDAR, Monroe Clinic Inc., Pre-Refunded, 6.00%, 2/15/39.	11,790,000	12,928,324
Superior Limited Obligation Revenue, Midwest Energy Resources Company Project, Refunding, Series
E, NATL Insured, 6.90%, 8/01/21	3,000,000	3,605,940
Wisconsin State General Fund Annual Appropriation Revenue,
Refunding, Series A, 6.00%, 5/01/33	25,290,000	27,785,870
Series A, Pre-Refunded, 6.00%, 5/01/36	20,000,000	22,109,800
Wisconsin State Health and Educational Facilities Authority Revenue,
Marquette University, Refunding, Series B-1, 5.00%, 10/01/30	3,880,000	4,222,177
Marquette University, Refunding, Series B-2, 5.00%, 10/01/30	2,540,000	2,764,003
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/30	2,985,000	3,289,948

|29

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Wisconsin (continued)
Wisconsin State Health and Educational Facilities Authority Revenue, (continued)
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/33	$1,500,000	$1,653,240
Marquette University, Series B-2, Pre-Refunded, 5.00%, 10/01/30	930,000	1,025,009
Marquette University, Series B-3, 5.00%, 10/01/30	1,570,000	1,708,458
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/30	580,000	639,253
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/33	1,750,000	1,928,780
Ministry Health Care Inc., AGMC Insured, Pre-Refunded, 5.00%, 8/01/31	1,500,000	1,570,770
Ministry Health Care Inc., AGMC Insured, Pre-Refunded, 5.00%, 8/01/34	8,000,000	8,377,440
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,325,100
		98,934,112
Wyoming 0.1%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series A, 5.75%, 7/15/39.	5,500,000	6,012,820
Wyoming Municipal Power Agency Power Supply System Revenue, Series A, BAM Insured, 5.00%,
1/01/42	7,000,000	7,792,120
		13,804,940

U.S. Territories 1.4%
Puerto Rico 1.2%
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	18,925,000	12,348,562
Series XX, 5.25%, 7/01/40	15,000,000	9,787,500
[b] Puerto Rico PBA Guaranteed Revenue,
Government Facilities, Refunding, Series D, 5.25%, 7/01/27	3,265,000	1,934,513
Government Facilities, Refunding, Series N, 5.00%, 7/01/37	20,000,000	11,800,000
[b] Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B,
5.50%, 8/01/31.	21,000,000	2,152,500
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, First Subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33 .	36,500,000	11,800,450
Convertible Capital Appreciation, First Subordinate, Series A, 6.75%, 8/01/32	25,000,000	13,312,500
First Subordinate, Series A, 5.50%, 8/01/42	40,000,000	19,700,000
First Subordinate, Series A, 6.00%, 8/01/42	22,500,000	11,587,500
First Subordinate, Series C, 5.50%, 8/01/40	50,000,000	24,625,000
Senior, Refunding, Series C, 5.00%, 8/01/40	27,825,000	18,990,562
Senior, Series C, 5.25%, 8/01/40	7,150,000	4,879,875
		142,918,962
U.S. Virgin Islands 0.2%
Virgin Islands PFAR,
Matching Fund Loan Notes, senior lien, AGMC Insured, 5.00%, 10/01/29	23,000,000	24,606,090
Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding, Series B, 5.25%,
10/01/29	3,750,000	2,700,000
		27,306,090
Total U.S. Territories		170,225,052
Total Municipal Bonds before Short Term Investments
(Cost $11,752,874,445)		12,393,319,461

|30

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Short Term Investments (Cost $1,700,000) 0.0%†
Municipal Bonds 0.0%†
Tennessee 0.0%†
[d] Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur
Healthcare, Refunding, Series A, AGMC Insured, Daily VRDN and Put, 0.62%, 6/01/42	$1,700,000	$1,700,000
Total Investments (Cost $11,754,574,445) 99.3%		12,395,019,461
Other Assets, less Liabilities 0.7%		87,769,488
Net Assets 100.0%		$12,482,788,949

See Abbreviations on page 34.

†Rounds to less than 0.1% of net assets.
aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cSecurity purchased on a delayed delivery basis.
dVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|31

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At January 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$11,758,304,693

Unrealized appreciation	$825,250,279
Unrealized depreciation	(188,535,511)
Net unrealized appreciation (depreciation)	$636,714,768

|32

FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. REORGANIZATION

On December 2, 2016, the Fund, pursuant to a plan of reorganization approved on November 7, 2016 by shareholders of Franklin Insured Tax-Free Income Fund (Acquired Fund), a series of Franklin Tax-Fee Trust, acquired 100% of the Acquired Fund’s net assets, primarily made up of investment securities, through a tax-free exchange of shares of the Fund for the net assets of the Acquired Fund.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At January 31, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

6. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

|33

FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

Selected Portfolio
ACA	American Capital Access Holdings Inc.	IDB	Industrial Development Bond/Board
AGMC	Assured Guaranty Municipal Corp.	IDC	Industrial Development Corp.
AMBAC	American Municipal Bond Assurance Corp.	ISD	Independent School District
BAM	Build America Mutual Assurance Co.	MFH	Multi-Family Housing
BHAC	Berkshire Hathaway Assurance Corp.	MFHR	Multi-Family Housing Revenue
CDA	Community Development Authority/Agency	MFMR	Multi-Family Mortgage Revenue
CDD	Community Development District	MFR	Multi-Family Revenue
CIFG	CDC IXIS Financial Guaranty	MTA	Metropolitan Transit Authority
COP	Certificate of Participation	NATL	National Public Financial Guarantee Corp.
EDA	Economic Development Authority	PBA	Public Building Authority
EDC	Economic Development Corp.	PCC	Pollution Control Corp.
ETM	Escrow to Maturity	PCR	Pollution Control Revenue
FGIC	Financial Guaranty Insurance Co.	PFAR	Public Financing Authority Revenue
FHA	Federal Housing Authority/Agency	PSF	Permanent School Fund
FICO	Financing Corp.	RDA	Redevelopment Agency/Authority
GARB	General Airport Revenue Bonds	RDAR	Redevelopment Agency Revenue
GNMA	Government National Mortgage Association	SFHR	Single Family Housing Revenue
GO	General Obligation	UHSD	Unified/Union High School District
HFA	Housing Finance Authority/Agency	USD	Unified/Union School District
HFAR	Housing Finance Authority Revenue	XLCA	XL Capital Assurance
IDA	Industrial Development Authority/Agency

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|34

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /s/Laura F. Fergerson

     Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2017

By _/s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 28, 2017